UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08614

Brandes Investment Trust

(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600

San Diego, CA 92130

(Address of principal executive offices) (Zip code)

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Ave., Suite 4400

Los Angeles, CA 90071-3106

(Name and address of agent for service)

800-331-2979

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

SEMI-ANNUAL
REPORT
INTERNATIONAL EQUITY FUND
GLOBAL EQUITY FUND
GLOBAL EQUITY INCOME FUND
GLOBAL OPPORTUNITIES VALUE FUND
EMERGING MARKETS VALUE FUND
INTERNATIONAL SMALL CAP EQUITY FUND SMALL CAP VALUE FUND
CORE PLUS FIXED INCOME FUND
For the six months ended March 31, 2018 BRANDES INVESTMENT TRUST

Brandes International Equity Fund

Dear Fellow Investor,

The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 4.46% in the six months ending March 31, 2018. For the same period, the MSCI EAFE Index gained 2.63%.

Portfolio holdings in the Oil, Gas & Consumable Fuels, Banks and Pharmaceuticals industries were contributors to performance, while holdings in Construction Materials, Multiline Retail and Diversified Financial Services detracted from returns.

Holdings in Japan, Russia and Brazil contributed to performance, while results were hampered by holdings in Mexico, Hong Kong and France.

Three of the largest individual contributors to performance were Daiichi Sankyo Co. Ltd. (Japan — Pharmaceuticals), Oil Company LUKOIL PJSC (Russia — Oil, Gas & Consumable Fuels) and Petroleo Brasileiro SA (Brazil — Oil, Gas & Consumable Fuels). Sanofi (France — Pharmaceuticals), Cemex SAB de CV (Mexico — Construction Materials) and Marks & Spencer Group Plc (United Kingdom — Multiline Retail) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United Kingdom and France, and the Fund’s largest industry weights were in Oil, Gas & Consumable Fuels and Pharmaceuticals. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes International Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes International Equity Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI EAFE Index with net dividends captures large and mid cap representation of developed market countries excluding the U.S. and Canada.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes International Equity Fund is distributed by ALPS Distributors, Inc.

Brandes International Equity Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes International Equity Fund – Class I from March 31, 2008 to March 31, 2018 with the value of such an investment in the MSCI EAFE (Europe, Australasia and Far East) Index for the same period.

Value of $100,000 Investment vs MSCI EAFE (Europe, Australasia and Far East) Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes International Equity Fund
Class A*	11.91%	7.56%	2.73%	8.01%
Class A* (with maximum sales charge)	5.47%	6.29%	2.12%	7.71%
Class C*	11.09%	6.77%	1.93%	7.19%
Class C* (with maximum sales charge)	10.09%	6.77%	1.93%	7.19%
Class I	12.19%	7.77%	2.92%	8.24%
Class R6*	12.27%	7.88%	2.99%	8.31%
MSCI EAFE (Europe, Australasia, and Far East) Index	14.80%	6.50%	2.74%	4.94%

(1)	The inception date is January 2, 1997.

*	Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses. Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses. Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or

Brandes International Equity Fund

less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Global Equity Fund

Dear Fellow Investor,

The net asset value of the Brandes Global Equity Fund (Class I Shares) increased 3.08% in the six months ending March 31, 2018. For the same period, the MSCI World Index rose 4.15%.

Portfolio holdings in the Oil, Gas & Consumable Fuels, Banks and Automobiles industries were contributors to performance, while holdings in Multiline Retail, Media and Tobacco detracted from returns.

Holdings in Japan, Russia and the United States contributed to performance, while results were hampered by holdings in France, China and the United Kingdom.

Three of the largest individual contributors to performance were Daiichi Sankyo Co. Ltd. (Japan — Pharmaceuticals), Oil Company LUKOIL PJSC (Russia — Oil, Gas & Consumable Fuels) and Bank of America Corp. (United States — Banks). Sanofi (France — Pharmaceuticals), Imperial Brands Plc (United Kingdom — Tobacco) and Marks & Spencer Group Plc (United Kingdom — Multiline Retail) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United States and the United Kingdom, and the Fund’s largest industry weights were in Banks and Oil, Gas & Consumable Fuels. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes Global Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed

Brandes Global Equity Fund

markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI World Index with net dividends captures large and mid cap representation of developed markets.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Global Equity Fund is distributed by ALPS Distributors, Inc.

Brandes Global Equity Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Global Equity Fund – Class I from its inception (October 6, 2008) to March 31, 2018 with the value of such an investment in the MSCI World Index for the same period.

Value of $100,000 Investment vs MSCI World Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018
	One Year	Three Years	Five Years	Since Inception(1)
Brandes Global Equity Fund
Class A*	10.05%	5.48%	7.97%	7.42%
Class A* (with maximum sales charge)	3.71%	3.42%	6.69%	6.75%
Class C*	9.22%	4.70%	7.17%	6.59%
Class C* (with maximum sales charge)	8.22%	4.70%	7.17%	6.59%
Class I	10.34%	5.75%	8.24%	7.66%
MSCI World Index	13.59%	7.97%	9.70%	9.41%

(1)	The inception date is October 6, 2008.

*	Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses. Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Global Equity Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Global Equity Income Fund

Dear Fellow Investor,

The net asset value of the Brandes Global Equity Income Fund (Class I Shares) gained 2.03% in the six months ending March 31, 2018. For the same period, the MSCI World Index increased 4.15%.

Portfolio holdings in the Oil, Gas & Consumable Fuels, Food & Staples Retailing and Software industries were contributors to performance, while holdings in Tobacco, Multiline Retail and Media detracted from returns.

Holdings in the United States, Japan and Switzerland contributed to performance, while results were hampered by holdings in France, the United Kingdom and Mexico.

Three of the largest individual contributors to performance were Daiichi Sankyo Co. Ltd. (Japan — Pharmaceuticals), Microsoft Corp. (United States — Software) and Honda Motor Co. Ltd. (Japan — Automobiles). Sanofi (France — Pharmaceuticals), Imperial Brands Plc (United Kingdom — Tobacco) and WPP Plc (United Kingdom — Media) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United States and the United Kingdom, and the Fund’s largest industry weights were in Pharmaceuticals and Capital Markets. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes Global Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes Global Equity Income Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI World Index with net dividends captures large and mid cap representation of developed markets.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Global Equity Income Fund is distributed by ALPS Distributors, Inc.

Brandes Global Equity Income Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Global Equity Income Fund – Class I from its inception (December 31, 2014) to March 31, 2018 with the value of such an investment in the MSCI World Index for the same period.

Value of $100,000 Investment vs MSCI World Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018
	One Year	Three Years	Since Inception(1)
Brandes Global Equity Income Fund
Class A	9.34%	9.37%	10.45%
Class A (with maximum sales charge)	3.02%	7.24%	8.46%
Class C	9.31%	7.91%	9.10%
Class C (with maximum sales charge)	8.31%	7.91%	9.10%
Class I	9.78%	8.89%	9.94%
MSCI World Index	13.59%	7.97%	8.10%

(1)	The inception date is December 31, 2014.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Global Equity Income Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Global Opportunities Value Fund

Dear Fellow Investor,

The net asset value of the Brandes Global Opportunities Value Fund (Class I Shares) rose 1.10% in the six months ending March 31, 2018. For the same period, the MSCI ACWI Index advanced 4.71%.

Portfolio holdings in the Oil, Gas & Consumable Fuels, Banks and Aerospace & Defense industries were contributors to performance, while holdings in Multiline Retail, Commercial Services & Supplies and Diversified Financial Services detracted from returns.

Holdings in Russia, Japan and South Korea contributed to performance, while results were hampered by holdings in the United Kingdom, Mexico and Hong Kong.

Three of the largest individual contributors to performance were Oil Company LUKOIL PJSC (Russia — Oil, Gas & Consumable Fuels), Sberbank of Russia OJSC (Russia — Banks) and Embraer SA (Brazil — Aerospace & Defense). Debenhams Plc (United Kingdom — Multiline Retail), Mitie Group Plc (United Kingdom — Commercial Services & Supplies) and Sanofi (France — Pharmaceuticals) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United Kingdom and the United States, and the Fund’s largest industry weights were in Oil, Gas & Consumable Fuels and Food & Staples Retailing. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes All-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall

Brandes Global Opportunities Value Fund

economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI ACWI Index with net dividends captures large and mid cap representation of developed and emerging markets.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Global Opportunities Value Fund is distributed by ALPS Distributors, Inc.

Brandes Global Opportunities Value Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Global Opportunities Value Fund – Class I from its inception (December 31, 2014) to March 31, 2018 with the value of such an investment in the MSCI All Country World Index for the same period.

Value of $100,000 Investment vs MSCI All Country World Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018
	One Year	Three Years	Since Inception(1)
Brandes Global Opportunities Value Fund
Class A	7.06%	5.95%	6.98%
Class A (with maximum sales charge)	0.89%	3.88%	5.04%
Class C	6.18%	5.18%	6.16%
Class C (with maximum sales charge)	5.18%	5.18%	6.16%
Class I	7.33%	6.22%	7.12%
MSCI All Country World Index	14.85%	8.12%	8.24%

(1)	The inception date is December 31, 2014.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Global Opportunities Value Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Emerging Markets Value Fund

Dear Fellow Investor,

The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) increased 3.05% in the six months ending March 31, 2018. For the same period, the MSCI Emerging Markets Index gained 8.96%.

Portfolio holdings in the Banks, Oil, Gas & Consumable Fuels and IT Services industries were contributors to performance, while holdings in Wireless Telecommunication Services, Construction Materials and Equity Real Estate Investment Trusts (REITs) detracted from returns.

Holdings in Russia, South Africa and India contributed to performance, while results were hampered by holdings in Mexico, Indonesia and China.

Three of the largest individual contributors to performance were Barclays Africa Group Ltd. (South Africa — Banks), Sberbank of Russia OJSC (Russia — Banks) and Oil Company LUKOIL PJSC (Russia — Oil, Gas & Consumable Fuels). PT XL Axiata Tbk (Indonesia — Wireless Telecom Svcs.), Cemex SAB de CV (Mexico — Construction Materials) and Kroton Educacional SA (Brazil — Diversified Consumer Services) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in Brazil and South Korea, and the Fund’s largest industry weights were in Banks and Wireless Telecommunication Services. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes Emerging Markets Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes Emerging Markets Value Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI Emerging Markets Index with net dividends captures large and mid cap representation of emerging market countries.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Emerging Markets Value Fund is distributed by ALPS Distributors, Inc.

Brandes Emerging Markets Value Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Emerging Markets Value Fund – Class I from March 31, 2008 to March 31, 2018 with the value of such an investment in the MSCI Emerging Markets Index for the same period.

Value of $100,000 Investment vs MSCI Emerging Markets Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018**
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Emerging Markets Value Fund
Class A	13.95%	3.29%	4.66%	7.82%
Class A (with maximum sales charge)	7.39%	2.07%	4.04%	7.53%
Class C*	13.18%	2.54%	3.88%	7.02%
Class C* (with maximum sales charge)	12.18%	2.54%	3.88%	7.02%
Class I	14.23%	3.55%	4.91%	8.09%
Class R6*	14.39%	3.67%	4.99%	8.16%
MSCI Emerging Markets Index	24.93%	4.99%	3.02%	6.80%

(1)	The inception date is August 20, 1996.

*	Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses. Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Brandes Emerging Markets Value Fund

**	Prior to January 31, 2011, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes Emerging Markets Value Fund. The performance information shown for the Class I shares for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to January 31, 2011 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC. The performance information shown for the Class A shares has been adjusted to reflect the differences in the net expense ratios between the Class I and A shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes International Small Cap Equity Fund

Dear Fellow Investor,

The net asset value of the Brandes International Small Cap Equity Fund (Class I Shares) fell 1.02% in the six months ending March 31, 2018. For the same period, the S&P Developed Ex-U.S. SmallCap Index rose 5.21%.

Portfolio holdings in the Aerospace & Defense, Software and Food & Staples Retailing industries were contributors to performance, while holdings in Multiline Retail, Commercial Services & Supplies and Household Durables detracted from returns.

Holdings in Japan, South Korea and Spain contributed to performance, while results were hampered by holdings in the United Kingdom, Mexico and Ireland.

Three of the largest individual contributors to performance were Embraer SA (Aerospace & Defense), NIIT Technologies Ltd. (Software) and Lotte Corp. (Industrial Conglomerates). Debenhams Plc (Multiline Retail), Desarrolladora Homex SAB de CV (Household Durables) and Mitie Group Plc (Commercial Services & Supplies) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in Japan and the United Kingdom, and the Fund’s largest industry weights were in Food & Staples Retailing and Food Products. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes Small-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed

Brandes International Small Cap Equity Fund

markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The S&P Developed Ex-U.S. SmallCap Index with net dividends measures the equity performance of small-capitalization companies from developed markets excluding the United States.

One cannot invest directly in an index.

The Brandes International Equity Small Cap Equity Fund is distributed by ALPS Distributors, Inc.

Brandes International Small Cap Equity Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes International Small Cap Fund – Class I from March 31, 2008 to March 31, 2018 with the value of such an investment in the S&P Developed Ex-U.S. SmallCap Index for the same period.

Value of $100,000 Investment vs S&P Developed

Ex-U.S. SmallCap Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018**
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes International Small Cap Fund
Class A	2.38%	8.08%	8.54%	9.69%
Class A (with maximum sales charge)	-3.51%	6.81%	7.90%	9.39%
Class C*	1.56%	7.29%	7.73%	8.87%
Class C* (with maximum sales charge)	0.61%	7.29%	7.73%	8.87%
Class I	2.60%	8.32%	8.78%	9.95%
Class R6*	2.64%	8.39%	8.84%	10.01%
S&P Developed Ex-U.S. SmallCap Index	21.30%	10.03%	5.45%	7.26%

(1)	The inception date is August 19, 1996.

*	Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses. Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

**	Prior to February 1, 2012, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes International Small Cap Fund. The performance information shown for the Class I shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to February 1, 2012 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC. The performance information shown for the Class A shares has been adjusted to reflect the differences in the net expense ratios between the Class I and A shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Brandes International Small Cap Equity Fund

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Small Cap Value Fund

Dear Fellow Investor,

The net asset value of the Brandes Small Cap Value Fund (Class I Shares) declined 2.79%(1) in the six months ending March 31, 2018. For the same period, the Russell 2000 Index increased 3.25%.

Portfolio holdings in the Professional Services, Biotechnology and Elec. Equip., Instr. & Components industries were contributors to performance, while holdings in Household Durables, Health Care Providers & Services and Oil, Gas & Consumable Fuels detracted from returns.

Three of the largest individual contributors to performance were AMAG Pharmaceuticals, Inc. (Biotechnology), Fabrinet (Elec. Equip., Instr. & Components) and FTI Consulting, Inc. (Professional Services). Owens & Minor, Inc. (Health Care Providers & Services), Edgewell Personal Care Co. (Personal Products) and CSS Industries, Inc. (Household Durables) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest industry weights were in Household Durables and Oil, Gas & Consumable Fuels. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund.

Thank you for your business and continued trust.

Sincerely yours,

The Brandes Small-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Brandes Small Cap Value Fund

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The Russell 2000 Index with gross dividends measures the performance of the small cap segment of the U.S. equity universe.

One cannot invest directly in an index.

The Brandes Small Cap Value Fund is distributed by ALPS Distributors, Inc.

(1)	Prior to January 2, 2018, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes Small Cap Value Fund. The performance information shown for the Class I shares for periods before January 2, 2018 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to January 2, 2018 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC.

Brandes Small Cap Value Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Small Cap Value Fund – Class I from March 31, 2008 to March 31, 2018 with the value of such an investment in the Russell 2000 Total Return Index for the same period.

Value of $100,000 Investment vs Russell 2000 Total Return Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018*
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Small Cap Value Fund
Class A	1.60%	10.25%	8.16%	6.85%
Class A (with maximum sales charge)	-4.24%	8.95%	7.53%	6.55%
Class I	1.95%	10.54%	8.44%	7.13%
Class R6	2.29%	10.62%	8.48%	7.14%
Russell 2000 Total Return Index	11.79%	11.47%	9.84%	7.51%

(1)	The inception date is September 30, 1997.

*	Prior to January 2, 2018, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes Small Cap Value Fund. The performance information shown for the Class I shares for periods before January 2, 2018 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to January 2, 2018 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC. The performance information shown for the Class A shares has been adjusted to reflect the differences in the net expense ratios between the Class I and A shares. Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Brandes Small Cap Value Fund

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Core Plus Fixed Income Fund

Dear Fellow Investor,

The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) declined 1.08% in the six months ending March 31, 2018. For the same period, the Bloomberg Barclays Aggregate Bond Index fell 1.08%.

Portfolio holdings in corporate bonds and asset-back securities were contributors to performance. An underweight to U.S. agency mortgage-backed securities (MBS) was also a positive performance factor, while duration positioning detracted from returns.

Within corporate bonds performance was aided by holdings in Telecommunications (Frontier Communications Corp.), Oil, Gas & Consumable Fuels (Chesapeake Energy Corp. & Range Resources Corp.), and Banks & Thrifts (USB Capital IX & Wells Fargo & Co.).

At the close of the period, the Fund continues to favor short maturity corporate bonds and those that we believe exhibit strong, tangible asset coverage. The Fund is underweight agency MBS. The duration is positioned toward the shorter end of our duration-controlled range. The Fund has a high allocation to U.S. Treasuries that we will look to redeploy thoughtfully and efficiently — if and when market uncertainty and volatility cause credit fundamentals to become mispriced from our estimates of intrinsic value.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the fund.

Sincerely Yours,

The Brandes Fixed Income Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. It is not possible to invest directly in an index.

Brandes Core Plus Fixed Income Fund

As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Asset coverage:  Assets available to cover debt obligations after all other liabilities have been satisfied.

Duration:  The weighted maturity of a fixed-income investment’s cash flows, used in the estimation of the price sensitivity of fixed-income securities for a given change in interest rates.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This index is a total return index which reflects the price changes and interest of each bond in the index.

The Brandes Core Plus Fixed Income Fund is distributed by ALPS Distributors, Inc.

Brandes Core Plus Fixed Income Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Core Plus Fixed Income Fund – Class I from March 31, 2008 to March 31, 2018 with the value of such an investment in the Bloomberg Barclays U.S. Aggregate Bond Index for the same period.

Value of $100,000 Investment vs Bloomberg Barclays U.S. Aggregate Bond Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2018
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Core Plus Fixed Income Fund
Class A*	0.36%	1.62%	3.49%	3.41%
Class A* (with maximum sales charge)	-3.45%	0.84%	3.09%	3.02%
Class I	0.79%	1.94%	3.79%	3.71%
Class R6*	1.30%	2.08%	3.89%	3.81%
Bloomberg Barclays U.S. Aggregate Bond Index	1.20%	1.82%	3.63%	3.79%

(1)	The inception date is December 28, 2007.

*	Performance shown prior to January 31, 2013 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses. Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Core Plus Fixed Income Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Asset Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

Brandes Investment Trust

Expense Example (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018 (the “Period”).

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from each Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Class A
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,043.50	1.16%		$5.91
Global Equity Fund	$1,000.00	$1,029.20	1.25%		$6.32
Global Equity Income Fund	$1,000.00	$1,015.30	1.25%		$6.28
Global Opportunities Value Fund	$1,000.00	$1,008.70	1.40%		$7.01
Emerging Markets Value Fund	$1,000.00	$1,029.00	1.45%	**	$7.33
International Small Cap Fund	$1,000.00	$989.20	1.31%	**	$6.50
Small Cap Value Fund	$1,000.00	$956.20	1.15%		$2.71
Core Plus Fixed Income Fund	$1,000.00	$988.00	0.70%		$3.47

	Class C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,039.90	1.91%		$9.71
Global Equity Fund	$1,000.00	$1,025.40	2.00%		$10.10
Global Equity Income Fund	$1,000.00	$1,016.20	2.00%		$10.05
Global Opportunities Value Fund	$1,000.00	$1,004.70	2.15%		$10.75
Emerging Markets Value Fund	$1,000.00	$1,026.20	2.19%	**	$11.06
International Small Cap Fund	$1,000.00	$984.90	2.07%	**	$10.24

Brandes Investment Trust

	Class I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,044.60	0.96%		$4.89
Global Equity Fund	$1,000.00	$1,030.80	1.00%		$5.06
Global Equity Income Fund	$1,000.00	$1,020.30	1.00%		$5.04
Global Opportunities Value Fund	$1,000.00	$1,011.00	1.15%		$5.77
Emerging Markets Value Fund	$1,000.00	$1,030.50	1.20%	**	$6.07
International Small Cap Fund	$1,000.00	$989.80	1.12%	**	$5.56
Small Cap Value Fund	$1,000.00	$957.60	0.90%		$2.12
Core Plus Fixed Income Fund	$1,000.00	$989.20	0.50%		$2.48

	Class R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,045.30	0.82%		$4.18
Emerging Markets Value Fund	$1,000.00	$1,031.60	1.05%	**	$5.32
International Small Cap Fund	$1,000.00	$990.00	1.02%	**	$5.06
Small Cap Value Fund	$1,000.00	$960.70	0.72%		$1.70
Core Plus Fixed Income Fund	$1,000.00	$993.20	0.35%		$1.64

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Brandes Investment Trust

	Class A
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,019.15	1.16%		$5.84
Global Equity Fund	$1,000.00	$1,018.70	1.25%		$6.29
Global Equity Income Fund	$1,000.00	$1,018.70	1.25%		$6.29
Global Opportunities Value Fund	$1,000.00	$1,017.95	1.40%		$7.04
Emerging Markets Value Fund	$1,000.00	$1,017.70	1.45%	**	$7.29
International Small Cap Fund	$1,000.00	$1,018.40	1.31%	**	$6.59
Small Cap Value Fund	$1,000.00	$1,019.20	1.15%		$5.79
Core Plus Fixed Income Fund	$1,000.00	$1,021.44	0.70%		$3.53

	Class C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,015.41	1.91%		$9.60
Global Equity Fund	$1,000.00	$1,014.96	2.00%		$10.05
Global Equity Income Fund	$1,000.00	$1,014.96	2.00%		$10.05
Global Opportunities Value Fund	$1,000.00	$1,014.21	2.15%		$10.80
Emerging Markets Value Fund	$1,000.00	$1,014.01	2.19%	**	$11.00
International Small Cap Fund	$1,000.00	$1,014.61	2.07%	**	$10.40

	Class I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,020.14	0.96%		$4.84
Global Equity Fund	$1,000.00	$1,019.95	1.00%		$5.04
Global Equity Income Fund	$1,000.00	$1,019.95	1.00%		$5.04
Global Opportunities Value Fund	$1,000.00	$1,019.20	1.15%		$5.79
Emerging Markets Value Fund	$1,000.00	$1,018.95	1.20%	**	$6.04
International Small Cap Fund	$1,000.00	$1,019.35	1.12%	**	$5.64
Small Cap Value Fund	$1,000.00	$1,020.44	0.90%		$4.53
Core Plus Fixed Income Fund	$1,000.00	$1,022.44	0.50%		$2.52

Brandes Investment Trust

	Class R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio		Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,020.84	0.82%		$4.13
Emerging Markets Value Fund	$1,000.00	$1,019.70	1.05%	**	$5.29
International Small Cap Fund	$1,000.00	$1,019.85	1.02%	**	$5.14
Small Cap Value Fund	$1,000.00	$1,021.34	0.72%		$3.63
Core Plus Fixed Income Fund	$1,000.00	$1,023.19	0.35%		$1.77

*	Expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Small Cap Value Fund commenced operations on January 2, 2018. Actual Expenses for these share classes are equal to the Fund’s expense ratio for the period multiplied by the average account value over the period multiplied by 88/365. The R6 share class of Core Plus Fixed Income Fund commenced operations on October 10, 2017. Actual expenses for the share class are equal to the Fund’s expense ratio for the period multiplied by the average account value over the period, multiplied by 172/365. The hypothetical example assumes that each Fund has been open for 182 days (to reflect the one-half year period).

**	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 89.27%
Brazil – 1.71%
419,818	Embraer SA Sponsored – ADR	$10,915,268

China – 1.51%
1,052,500	China Mobile Ltd.	9,646,578

Finland – 1.83%
2,111,763	Nokia OYJ	11,661,416

France – 15.70%
777,615	Carrefour SA	16,127,672
86,498	Compagnie De Saint-Gobain SA	4,567,534
1,014,349	Engie SA	16,938,114
795,568	Orange SA	13,522,959
168,759	Publicis Groupe SA	11,751,006
55,385	Renault SA	6,720,855
280,860	Sanofi	22,536,254
92,441	Schneider Electric SE	8,140,490

		100,304,884

Hong Kong – 0.83%
9,774,000	First Pacific Co. Ltd.	5,311,923

Italy – 6.90%
1,062,914	Eni SpA	18,723,527
2,729,203	Intesa Sanpaolo SpA	9,937,051
16,938,886	Telecom Italia Rsp	14,102,872
1,365,052	Telecom Italia SpA(a)	1,296,110

		44,059,560

Japan – 15.12%
712,100	Astellas Pharma, Inc.	10,892,275
374,300	Dai Nippon Printing Co. Ltd.	7,778,299
319,102	Daiichi Sankyo Co. Ltd.	10,704,552
320,300	Honda Motor Co. Ltd.	11,087,695
184,300	Mitsubishi Tanabe Pharma Corp.	3,723,471
1,463,600	Mitsubishi UFJ Financial Group, Inc.	9,726,526
303,299	MS&AD Insurance Group Holdings, Inc.	9,421,533

Shares		Value
760,700	Nissan Motor Co. Ltd.	$7,852,053
258,500	Sumitomo Mitsui Trust Holdings, Inc.	10,567,258
123,200	Taisho Pharmaceutical Holdings Co. Ltd.	12,180,435
53,600	Takeda Pharmaceutical Co. Ltd.	2,613,603

		96,547,700

Mexico – 3.22%
1,411,686	Cemex SAB de CV Sponsored – ADR(a)	9,345,361
7,435,379	Fibra Uno Administracion SA de CV	11,206,237

		20,551,598

Netherlands – 1.78%
1,681,464	AEGON NV	11,344,543

Russia – 3.75%
1,082,859	Mobile TeleSystems PJSC	5,544,009
139,363	Oil Company LUKOIL PJSC	9,710,098
72,871	Oil Company LUKOIL PJSC Sponsored – ADR	5,044,131
1,456,315	Public Joint-Stock Co. Gazprom	3,630,142

		23,928,380

South Korea – 4.93%
129,211	Hana Financial Group, Inc.	5,568,625
49,641	Hyundai Mobis Co. Ltd.	11,857,750
34,861	Hyundai Motor Co.	4,706,461
35,045	KT&G Corp.	3,287,832
19,278	POSCO	6,153,553

		31,574,221

Spain – 1.63%
585,727	Repsol SA	10,411,685

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
Sweden – 1.57%
1,569,826	LM Ericsson Telefon AB – Class B(b)	$9,996,587

Switzerland – 6.78%
876,095	Credit Suisse Group AG	14,714,039
16,049	Swatch Group Ltd. Bearer	7,081,546
37,669	Swatch Group Ltd. Registered	3,159,012
67,102	Swiss Resources AG	6,848,882
654,658	UBS Group AG	11,534,371

		43,337,850

Taiwan – 0.51%
349,000	Asustek Computer, Inc.	3,274,348

United Kingdom – 21.50%
3,831,573	Barclays Plc	11,196,239
2,615,665	BP Plc	17,642,891
1,685,784	G4S Plc	5,867,205
1,101,898	GlaxoSmithKline Plc	21,399,956
445,619	HSBC Holdings Plc	4,184,671
186,243	Imperial Brands Plc	6,341,467
3,103,058	J Sainsbury Plc	10,409,137

Shares		Value
2,691,048	Kingfisher Plc	$11,039,462
3,340,952	Marks & Spencer Group Plc	12,690,424
5,220,064	Tesco Plc	15,107,917
3,535,297	Wm Morrison Supermarkets Plc	10,607,171
683,742	WPP Plc	10,865,754

		137,352,294

TOTAL COMMON STOCKS (Cost $605,125,691)		$570,218,835

PREFERRED STOCKS – 4.40%
Brazil – 3.03%
1,713,000	Petroleo Brasileiro SA(a)	$11,108,855
417,300	Telefonica Brasil SA	6,407,166
120,102	Telefonica Brasil SA Sponsored – ADR	1,844,767

		19,360,788

Russia – 1.37%
16,855,053	Surgutneftegas OJSC	8,735,350

TOTAL PREFERRED STOCKS (Cost $20,616,126)		$28,096,138

	Principal Amount	Value
REPURCHASE AGREEMENTS – 5.79%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $35,810,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $37,751,869)] (proceeds $37,008,907)	$37,007,755	$37,007,755

TOTAL REPURCHASE AGREEMENTS (Cost $37,007,755)		$37,007,755

Total Investments (Cost $662,749,572) – 99.46%		$635,322,728
Other Assets in Excess of Liabilities – 0.54%		3,430,293

TOTAL NET ASSETS – 100.00%		$638,753,021

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.71%
Auto Components	1.86%
Automobiles	4.75%
Banks	8.01%
Building Products	0.72%
Capital Markets	4.11%
Commercial Services & Supplies	2.14%
Communications Equipment	3.39%
Construction Materials	1.46%
Diversified Financial Services	0.83%
Diversified Telecommunication Services	4.53%
Electrical Equipment	1.27%
Equity Real Estate Investment Trusts	1.76%
Food & Staples Retailing	8.18%
Insurance	4.32%
Media	3.54%
Metals & Mining	0.96%
Multiline Retail	1.99%
Multi-Utilities	2.65%
Oil, Gas & Consumable Fuels	10.20%
Pharmaceuticals	13.16%
Specialty Retail	1.73%
Technology Hardware, Storage & Peripherals	0.51%
Textiles, Apparel & Luxury Goods	1.60%
Tobacco	1.51%
Wireless Telecommunication Services	2.38%

TOTAL COMMON STOCKS	89.27%

PREFERRED STOCKS
Diversified Telecommunication Services	1.29%
Oil, Gas & Consumable Fuels	3.11%

TOTAL PREFERRED STOCKS	4.40%

REPURCHASE AGREEMENTS	5.79%

TOTAL INVESTMENTS	99.46%
Other Assets in Excess of Liabilities	0.54%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 97.55%
Austria – 1.80%
24,509	Erste Group Bank AG	$1,232,150

Brazil – 2.80%
265,420	Embraer SA	1,727,688
7,378	Embraer SA Sponsored – ADR	191,828

		1,919,516

China – 1.47%
110,000	China Mobile Ltd.	1,008,193

Finland – 1.69%
210,503	Nokia OYJ	1,162,424

France – 12.86%
34,285	Carrefour SA	711,068
79,376	Engie SA	1,325,461
31,200	Engie SA Registered Shares	520,993
14,981	Publicis Groupe SA	1,043,155
27,102	Sanofi	2,174,669
20,792	Schneider Electric SE	1,830,974
21,198	Total SA	1,215,064

		8,821,384

Italy – 3.11%
71,529	Eni SpA	1,260,003
1,045,481	Telecom Italia Rsp	870,440

		2,130,443

Japan – 4.72%
18,700	Daiichi Sankyo Co. Ltd.	627,308
37,600	Honda Motor Co. Ltd.	1,301,584
127,000	Nissan Motor Co. Ltd.	1,310,912

		3,239,804

Mexico – 1.07%
488,596	Fibra Uno Administracion SA de CV	736,388

Russia – 3.27%
24,494	Oil Company LUKOIL PJSC Sponsored – ADR	1,695,475
220,760	Public Joint-Stock Co. Gazprom	550,286

		2,245,761

Shares		Value
South Korea – 6.69%
4,950	Hyundai Mobis Co. Ltd.	$1,182,407
11,771	Hyundai Motor Co.	1,589,161
7,830	KT&G Corp.	734,590
462	Samsung Electronics Co. Ltd.	1,079,452

		4,585,610

Spain – 1.48%
57,166	Repsol SA	1,016,164

Sweden – 1.05%
112,809	LM Ericsson Telefon AB – Class B(b)	718,363

Switzerland – 5.68%
94,935	Credit Suisse Group AG	1,594,436
6,929	Swiss Resources AG	707,220
90,575	UBS Group AG	1,595,834

		3,897,490

United Kingdom – 19.01%
228,395	Barclays Plc	667,393
292,575	BP Plc	1,973,444
121,138	GlaxoSmithKline Plc	2,352,620
81,086	HSBC Holdings Plc	761,454
38,742	Imperial Brands Plc	1,319,143
297,726	J Sainsbury Plc	998,715
254,571	Kingfisher Plc	1,044,324
248,544	Marks & Spencer Group Plc	944,081
447,224	Tesco Plc	1,294,356
212,603	Wm Morrison Supermarkets Plc	637,886
65,706	WPP Plc	1,044,174

		13,037,590

United States – 30.85%
18,585	American International Group, Inc.	1,011,396
15,952	Apache Corp.	613,833
45,483	Bank of America Corp.	1,364,035
26,440	Bank of New York Mellon Corp.	1,362,453
16,867	Cardinal Health, Inc.	1,057,223
32,175	Citigroup, Inc.	2,171,812
16,077	Emerson Electric Co.	1,098,059

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
19,695	Express Scripts Holding Co.(a)	$1,360,531
8,103	HCA Healthcare, Inc.	785,991
36,368	Leucadia National Corp.	826,645
9,544	McKesson Corp.	1,344,463
25,578	Merck & Co., Inc.	1,393,234
12,217	Microsoft Corp.	1,115,046
4,668	PepsiCo, Inc.	509,512

Shares		Value
46,673	Pfizer, Inc.	$1,656,425
6,762	PNC Financial Services Group, Inc.	1,022,685
9,775	State Street Corp.	974,861
28,404	Wells Fargo & Co.	1,488,654

		21,156,858

TOTAL COMMON STOCKS (Cost $58,690,877)		$66,908,138

	Principal Amount	Value
REPURCHASE AGREEMENTS – 2.14%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $1,420,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $1,497,002)] (proceeds $1,467,424)	$1,467,379	$1,467,379

TOTAL REPURCHASE AGREEMENTS (Cost $1,467,379)		$1,467,379

Total Investments (Cost $60,158,256) – 99.69%		$68,375,517
Other Assets in Excess of Liabilities – 0.31%		210,859

TOTAL NET ASSETS – 100.00%		$68,586,376

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.80%
Auto Components	1.72%
Automobiles	6.13%
Banks	12.70%
Beverages	0.74%
Capital Markets	8.06%
Communications Equipment	2.74%
Diversified Financial Services	1.21%
Diversified Telecommunication Services	1.27%
Electrical Equipment	4.27%
Equity Real Estate Investment Trusts	1.07%
Food & Staples Retailing	5.31%
Health Care Providers & Services	6.63%
Insurance	2.51%
Media	3.04%
Multiline Retail	1.38%
Multi-Utilities	2.69%
Oil, Gas & Consumable Fuels	12.14%
Pharmaceuticals	11.96%
Software	1.63%
Specialty Retail	1.52%
Technology Hardware, Storage & Peripherals	1.57%
Tobacco	2.99%
Wireless Telecommunication Services	1.47%

TOTAL COMMON STOCKS	97.55%

REPURCHASE AGREEMENTS	2.14%

TOTAL INVESTMENTS	99.69%
Other Assets in Excess of Liabilities	0.31%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 82.00%
Brazil – 5.22%
3,400	Companhia Paranaense de Energia	$23,790
2,890	Telefonica Brasil SA	38,604

		62,394

China – 1.53%
2,000	China Mobile Ltd.	18,331

Finland – 1.57%
3,400	Nokia OYJ	18,775

France – 13.02%
1,648	Engie SA	27,519
400	Engie SA Registered Shares	6,679
355	Publicis Groupe SA	24,719
454	Sanofi	36,428
403	Schneider Electric SE	35,488
436	Total SA	24,991

		155,824

Italy – 2.66%
1,806	Eni SpA	31,814

Japan – 2.87%
300	Daiichi Sankyo Co. Ltd.	10,064
700	Honda Motor Co. Ltd.	24,232

		34,296

Mexico – 2.19%
17,360	Fibra Uno Administracion SA de CV	26,164

South Korea – 1.62%
207	KT&G Corp.	19,420

Sweden – 0.91%
1,717	LM Ericsson Telefon AB – Class B	10,934

Switzerland – 5.54%
1,123	Credit Suisse Group AG	18,861
172	Swiss Resources AG	17,555
1,695	UBS Group AG	29,864

		66,280

United Kingdom – 24.64%
4,439	BP Plc	29,941
227	British American Tobacco Plc	13,122

Shares		Value
810	Burberry Group Plc	$19,308
2,025	GlaxoSmithKline Plc	39,327
2,038	HSBC Holdings Plc	19,138
910	Imperial Brands Plc	30,985
5,640	J Sainsbury Plc	18,919
4,309	Kingfisher Plc	17,677
4,816	Marks & Spencer Group Plc	18,293
814	Royal Dutch Shell Plc – Class A	25,754
6,533	Tesco Plc	18,908
4,210	Wm Morrison Supermarkets Plc	12,632
1,936	WPP Plc	30,766

		294,770

United States – 20.23%
280	Bank of New York Mellon Corp.	14,428
377	BB&T Corp.	19,619
478	Cardinal Health, Inc.	29,961
305	Emerson Electric Co.	20,832
117	Johnson & Johnson	14,994
554	Merck & Co., Inc.	30,176
232	Microsoft Corp.	21,175
60	PepsiCo, Inc.	6,549
832	Pfizer, Inc.	29,528
121	PNC Financial Services Group, Inc.	18,300
150	Procter & Gamble Co.	11,892
468	Wells Fargo & Co.	24,529

		241,983

TOTAL COMMON STOCKS (Cost $894,398)		$980,985

PREFERRED STOCKS – 9.64%
South Korea – 1.77%
11	Samsung Electronics Co. Ltd.	$21,152

United States – 7.87%
1,332	Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%)(a)	31,289
1,364	Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%)(a)	31,290

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
1,388	Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%)(a)	$31,633

		94,212

TOTAL PREFERRED STOCKS (Cost $93,818)		$115,364

Total Investments (Cost $988,216) – 91.64%		$1,096,349
Other Assets in Excess of Liabilities – 8.36%		100,064

TOTAL NET ASSETS – 100.00%		$1,196,413

Percentages are stated as a percent of net assets.

(a)	Variable rate security. This coupon is based on a reference index and spread.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Income Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Automobiles	2.02%
Banks	6.82%
Beverages	0.55%
Capital Markets	5.28%
Communications Equipment	2.48%
Diversified Telecommunication Services	3.23%
Electric Utilities	1.99%
Electrical Equipment	4.71%
Equity Real Estate Investment Trusts	2.19%
Food & Staples Retailing	4.22%
Health Care Providers & Services	2.50%
Household Products	0.99%
Insurance	1.47%
Media	4.64%
Multiline Retail	1.53%
Multi-Utilities	2.86%
Oil, Gas & Consumable Fuels	9.40%
Pharmaceuticals	13.42%
Software	1.77%
Specialty Retail	1.48%
Textiles, Apparel & Luxury Goods	1.61%
Tobacco	5.31%
Wireless Telecommunication Services	1.53%

TOTAL COMMON STOCKS	82.00%

PREFERRED STOCKS
Banks	2.61%
Capital Markets	5.26%
Technology Hardware, Storage & Peripherals	1.77%

TOTAL PREFERRED STOCKS	9.64%

TOTAL INVESTMENTS	91.64%
Other Assets in Excess of Liabilities	8.36%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 88.47%
Brazil – 6.92%
54,100	Companhia Paranaense de Energia	$378,534
42,069	Embraer SA Sponsored – ADR	1,093,795
180,500	Marfrig Global Foods SA(a)	322,024
40,300	Telefonica Brasil SA	538,318

		2,332,671

China – 2.63%
74,500	China Mobile Ltd.	682,822
9,558	China Yuchai International Ltd.	202,343

		885,165

France – 7.57%
24,267	Carrefour SA	503,296
28,788	Engie SA	480,717
4,400	Engie SA Registered Shares	73,473
7,893	Publicis Groupe SA	549,604
8,649	Sanofi	693,997
2,868	Schneider Electric SE	252,560

		2,553,647

Greece – 1.09%
33,717	Grivalia Properties Real Estate Investment Co. SA	367,161

Hong Kong – 0.79%
50	APT Satellite Holdings Ltd.	23
489,340	First Pacific Co. Ltd.	265,944

		265,967

Hungary – 0.75%
142,546	Magyar Telekom Telecommunications Plc	254,381

India – 1.09%
18,720	Reliance Infrastructure Ltd. Sponsored – GDR	368,104

Ireland – 1.42%
145,805	C&C Group Plc	477,220

Shares		Value
Italy – 3.37%
31,343	Eni SpA	$552,116
700,058	Telecom Italia Rsp	582,849

		1,134,965

Japan – 8.14%
15,900	Honda Motor Co. Ltd.	550,405
13,600	Kissei Pharmaceutical Co. Ltd.	369,568
45,500	Nissan Motor Co. Ltd.	469,657
4,700	NuFlare Technology, Inc.	298,013
16,700	Sankyo Co. Ltd.	584,207
16,500	Tachi-S Co. Ltd.	295,429
24,500	TSI Holdings Co. Ltd.	179,224

		2,746,503

Mexico – 5.32%
50,994	Cemex SAB de CV Sponsored – ADR(a)	337,580
1,482,603	Consorcio ARA SAB de CV	582,276
342,882	Fibra Uno Administracion SA de CV	516,775
318,006	Macquarie Mexico Real Estate Management SA de CV	356,838

		1,793,469

Russia – 5.18%
9,696	Oil Company LUKOIL PJSC Sponsored – ADR	671,156
94,099	Public Joint-Stock Co. Gazprom Sponsored – ADR	463,908
92,246	Sberbank of Russia OJSC	407,227
996,926	Sistema PJSFC	202,822

		1,745,113

South Korea – 5.60%
2,494	Hyundai Mobis Co. Ltd.	595,743
3,670	KT&G Corp.	344,310
210	Lotte Chilsung Beverage Co. Ltd.	301,238
4,457	Lotte Corp.(a)	266,896

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
162	Samsung Electronics Co. Ltd.	$378,508

		1,886,695

Sweden – 1.08%
57,383	LM Ericsson Telefon AB – Class B	365,413

Switzerland – 3.18%
34,768	Credit Suisse Group AG	583,930
27,787	UBS Group AG	489,577

		1,073,507

United Kingdom – 20.43%
129,092	Barclays Plc	377,220
81,935	BP Plc	552,659
300,650	Countrywide Plc(a)	445,432
51,121	De La Rue Plc	365,068
868,876	Debenhams Plc	254,534
38,077	GlaxoSmithKline Plc	739,494
15,185	Imperial Brands Plc	517,040
210,082	J Sainsbury Plc	704,715
119,514	Kingfisher Plc	490,281
80,891	LSL Property Services Plc	254,821
134,019	Marks & Spencer Group Plc	509,064
233,595	Mitie Group Plc	520,693
205,415	Tesco Plc	594,512
189,299	Wm Morrison Supermarkets Plc	567,966

		6,893,499

United States – 13.91%
9,327	Bank of America Corp.	279,717

Shares		Value
23,177	Briggs & Stratton Corp.	$496,219
58,550	Chesapeake Energy Corp.(a)	176,821
7,749	Citigroup, Inc.	523,057
6,783	Edgewell Personal Care Co.(a)	331,146
5,494	Express Scripts Holding Co.(a)	379,526
13,904	Leucadia National Corp.	316,038
3,492	McKesson Corp.	491,918
32,497	Owens & Minor, Inc.	505,328
30,873	St. Joe Co.(a)	581,956
2,502	State Street Corp.	249,524
14,576	World Fuel Services Corp.	357,841

		4,689,091

TOTAL COMMON STOCKS (Cost $28,456,805)		$29,832,571

PREFERRED STOCKS – 5.45%
Brazil – 2.09%
15,600	Companhia Brasileira de Distribuicao	$317,250
59,640	Petroleo Brasileiro SA(a)	386,767

		704,017

Russia – 1.35%
875,498	Surgutneftegas OJSC	453,738

South Korea – 2.01%
8,385	Hyundai Motor Co. Ltd.	680,216

TOTAL PREFERRED STOCKS (Cost $1,643,903)		$1,837,971

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS – 6.19%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $2,020,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $2,129,539)] (proceeds $2,087,144)	$2,087,079	$2,087,079

TOTAL REPURCHASE AGREEMENTS (Cost $2,087,079)		$2,087,079

Total Investments (Cost $32,187,787) – 100.11%		$33,757,621
Liabilities in Excess of Other Assets – (0.11%)		(37,282)

TOTAL NET ASSETS – 100.00%		$33,720,339

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.24%
Auto Components	2.64%
Automobiles	3.03%
Banks	4.71%
Beverages	2.31%
Capital Markets	3.92%
Commercial Services & Supplies	2.63%
Communications Equipment	1.08%
Construction Materials	1.00%
Diversified Financial Services	1.73%
Diversified Telecommunication Services	4.08%
Electric Utilities	2.22%
Electrical Equipment	0.75%
Equity Real Estate Investment Trusts	3.68%
Food & Staples Retailing	7.03%
Food Products	0.95%
Health Care Providers & Services	4.08%
Household Durables	1.73%
Industrial Conglomerates	0.79%
Leisure Products	1.73%
Machinery	2.07%
Media	1.63%
Multiline Retail	2.27%
Multi-Utilities	1.64%
Oil, Gas & Consumable Fuels	8.23%
Personal Products	0.98%
Pharmaceuticals	5.35%
Real Estate Management & Development	3.80%
Semiconductors & Semiconductor Equipment	0.88%
Specialty Retail	1.45%
Technology Hardware, Storage & Peripherals	1.12%
Textiles, Apparel & Luxury Goods	0.53%
Tobacco	2.56%
Wireless Telecommunication Services	2.63%

TOTAL COMMON STOCKS	88.47%

PREFERRED STOCKS
Automobiles	2.01%
Food & Staples Retailing	0.95%
Oil, Gas & Consumable Fuels	2.49%

TOTAL PREFERRED STOCKS	5.45%

REPURCHASE AGREEMENTS	6.19%

TOTAL INVESTMENTS	100.11%
Liabilities in Excess of Other Assets	(0.11)%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 85.47%
Argentina – 2.95%
1,176,931	Adecoagro SA(a)	$8,850,521
2,191,335	YPF SA Sponsored – Class D – ADR	47,376,662

		56,227,183

Brazil – 9.85%
2,651,967	AES Tiete Energia SA	9,767,805
800,010	Companhia Paranaense de Energia	5,597,610
2,239,891	Embraer SA Sponsored – ADR	58,237,167
3,922,515	Estacio Participacoes SA	41,572,279
5,847,000	Kroton Educacional SA	24,174,696
12,477,811	Marfrig Global Foods SA(a)	22,261,221
3,710,500	Petrobras Distribuidora SA	25,984,570

		187,595,348

Chile – 2.06%
1,335,910	Empresa Nacional de Telecomunicaciones SA	15,325,912
3,724,374	Enel Chile SA Sponsored – ADR	23,835,994

		39,161,906

China – 8.06%
174,645,000	Bosideng International Holdings Ltd.	17,237,697
7,434,400	China Mobile Ltd.	68,139,211
173,073	China Yuchai International Ltd.	3,663,955
31,299,000	Dongfeng Motor Group Co. Ltd. – Class H	36,539,724

Shares		Value
24,641,000	Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	$21,631,367
12,307,077	Weiqiao Textile Co. Ltd. – Class H	6,297,032

		153,508,986

Colombia – 0.93%
2,127,094	Grupo Aval Acciones y Valores Grupo Sponsored – ADR	17,676,151

Czech Republic – 0.71%
981,490	O2 Czech Republic AS	13,549,859

Greece – 1.33%
1,864,471	Hellenic Telecommunications Organization SA	25,274,107

Hong Kong – 3.44%
28,461,920	First Pacific Co. Ltd.	15,468,337
15,778,500	Lifestyle China Group Ltd.(a)	4,472,190
15,676,500	Lifestyle International Holdings Ltd.	25,819,525
5,422,000	Luk Fook Holdings International Ltd.	19,790,815

		65,550,867

India – 6.55%
2,041,660	Infosys Ltd.	35,725,391
6,287,001	Power Grid Corp of India Ltd.	18,734,898
4,433,822	Reliance Infrastructure Ltd.	29,377,484
34,348	Reliance Infrastructure Ltd. Sponsored – GDR	675,409
4,085,403	Tech Mahindra Ltd.	40,165,636

		124,678,818

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
Indonesia – 1.74%
180,118,215	PT XL Axiata Tbk(a)	$33,150,972

Malaysia – 1.98%
16,689,400	Genting Berhad	37,633,661

Mexico – 8.28%
8,272,825	Cemex SAB de CV Sponsored – ADR(a)	54,766,101
33,759,302	Fibra Uno Administracion SA de CV	50,880,357
17,287,809	Fideicomiso PLA Administradora Industrial S de RL de CV	28,860,561
17,197,456	Macquarie Mexico Real Estate Management SA de CV	19,297,475
10,242,449	Urbi Desarrollos Urbanos SA de CV(a)(c)	3,763,452

		157,567,946

Pakistan – 0.55%
7,646,760	Nishat Mills Ltd.	10,523,241

Panama – 1.17%
778,859	Banco Latinoamericano de Comercio Exterior SA – Class E	22,197,482

Russia – 10.09%
5,222,194	MegaFon PJSC	49,042,804
5,281,468	Mobile TeleSystems PJSC	27,040,002
678,605	Oil Company LUKOIL PJSC Sponsored – ADR	46,973,038
5,318,206	Public Joint-Stock Co. Gazprom	13,256,639

Shares		Value
3,939,534	Public Joint-Stock Co. Gazprom Sponsored – ADR	$19,421,903
6,329,897	Sberbank of Russia OJSC	27,943,799
2,088,437	Sistema JSFC Sponsored – GDR	8,437,285

		192,115,470

South Africa – 1.96%
2,328,891	Barclays Africa Group Ltd.	37,299,744

South Korea – 11.02%
181,976	Hyundai Mobis Co. Ltd.	43,468,624
953,413	KIA Motors Corp.	28,560,302
529,210	KT&G Corp.	49,649,123
58,451	POSCO	18,657,605
302,314	S-1 Corp.	27,227,830
14,642	Samsung Electronics Co. Ltd.	34,210,685
185,013	Shinhan Financial Group Co. Ltd.	7,892,520

		209,666,689

Spain – 0.99%
6,246,765	Prosegur Cash SA(b)	18,793,100

Taiwan – 1.50%
3,046,000	Asustek Computer, Inc.	28,577,835

Thailand – 3.89%
4,653,000	Bangkok Bank Plc – NVDR	29,561,140
43,883,700	Jasmine Broadband Internet Infrastructure – Class F	16,414,320
6,066,700	Siam Commercial Bank PCL	27,892,530

		73,867,990

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
Turkey – 5.50%
7,894,396	Akbank TAS	$19,195,514
59,720,197	Emlak Konut Gayrimenkul Yatirim Ortakligi AG	38,421,295
6,223,640	Turkiye Garanti Bankasi Anonim Sirketi	17,257,110
18,045,378	Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	29,881,624

		104,755,543

United Kingdom – 0.92%
8,002,860	ITE Group Plc	17,538,116

TOTAL COMMON STOCKS (Cost $1,552,955,235)		$1,626,911,014

PREFERRED STOCKS – 10.64%
Brazil – 6.66%
2,150,200	Companhia Brasileira de Distribuicao	$43,727,583
709,810	Companhia Brasileira de Distribuicao Sponsored – Class A – ADR	14,338,162
1,901,850	Companhia Paranaense de Energia – COPEL B	14,960,409
2,760	Companhia Paranaense de Energia Sponsored – Class B – ADR	21,694

Shares		Value
3,631,600	Petroleo Brasileiro SA(a)	$23,551,032
1,123,832	Petroleo Brasileiro Sponsored – ADR(a)	14,598,578
13,500	Telefonica Brasil SA	207,277
1,004,568	Telefonica Brasil SA Sponsored – ADR	15,430,165

		126,834,900

Colombia – 0.53%
24,219,350	Grupo Aval Acciones y Valores SA	10,098,403

Russia – 1.48%
32,081,832	Surgutneftegas OJSC	16,626,827
2,304,816	Surgutneftegas OJSC Sponsored – ADR	11,570,176

		28,197,003

South Korea – 1.97%
461,354	Hyundai Motor Co. Ltd.	37,426,392

TOTAL PREFERRED STOCKS (Cost $199,992,080)		$202,556,698

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS – 1.82%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $33,580,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $35,400,943)] (proceeds $34,703,657)	$34,702,577	$34,702,577

TOTAL REPURCHASE AGREEMENTS (Cost $34,702,577)		$34,702,577

Total Investments (Cost $1,787,649,892) – 97.93%		$1,864,170,289
Other Assets in Excess of Liabilities – 2.07%		39,453,549

TOTAL NET ASSETS – 100.00%		$1,903,623,838

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,424,467, which represented 2.12% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.06%
Auto Components	2.28%
Automobiles	3.42%
Banks	12.44%
Commercial Services & Supplies	2.42%
Construction Materials	2.88%
Diversified Consumer Services	3.45%
Diversified Financial Services	0.81%
Diversified Telecommunication Services	2.04%
Electric Utilities	4.11%
Equity Real Estate Investment Trusts	8.08%
Food Products	1.63%
Health Care Providers & Services	1.14%
Hotels, Restaurants & Leisure	1.98%
Household Durables	0.20%
Independent Power and Renewable Electricity Producers	0.51%
IT Services	3.99%
Machinery	0.19%
Media	0.92%
Metals & Mining	0.98%
Multiline Retail	1.59%
Oil, Gas & Consumable Fuels	6.67%
Specialty Retail	2.41%
Technology Hardware, Storage & Peripherals	3.30%
Textiles, Apparel & Luxury Goods	1.79%
Tobacco	2.61%
Wireless Telecommunication Services	10.57%

TOTAL COMMON STOCKS	85.47%

PREFERRED STOCKS
Automobiles	1.97%
Banks	0.53%
Diversified Telecommunication Services	0.82%
Electric Utilities	0.79%
Food & Staples Retailing	3.05%
Oil, Gas & Consumable Fuels	3.48%

TOTAL PREFERRED STOCKS	10.64%

REPURCHASE AGREEMENTS	1.82%

TOTAL INVESTMENTS	97.93%
Other Assets in Excess of Liabilities	2.07%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 87.70%
Belgium – 1.47%
531,244	D’Ieteren SA	$21,505,737

Brazil – 6.02%
2,853,816	AES Tiete Energia SA	10,511,261
7,478,247	Embraer SA	48,677,862
10,886,724	Marfrig Global Foods SA(a)	19,422,619
9,498,900	Mills Estruturas e Servicos de Engenharia SA(a)(b)	9,465,956

		88,077,698

Canada – 4.71%
1,196,562	Cameco Corp.	10,876,748
2,093,528	Celestica, Inc.(a)	21,668,015
1,552,863	Dorel Industries, Inc. – Class B(a)(b)	35,134,829
70,685	Sierra Wireless, Inc.(a)	1,165,876

		68,845,468

China – 1.16%
19,211,900	Boyaa Interactive International Ltd.(a)	7,482,955
18,429,000	Weiqiao Textile Co. Ltd. – Class H	9,429,372

		16,912,327

France – 2.10%
71,097	Savencia SA	7,628,377
232,004	Societe BIC SA	23,080,217

		30,708,594

Germany – 2.31%
156,726	Draegerwerk AG & Co. KGaA	11,563,828
658,027	Rhoen-Klinikum AG	22,168,768

		33,732,596

Greece – 1.65%
415,006	GR Sarantis SA	7,302,218

Shares		Value
1,542,476	Grivalia Properties Real Estate Investment Co. SA	$16,796,782

		24,099,000

Hong Kong – 3.12%
18,918,050	APT Satellite Holdings Ltd.	8,701,944
10,889,500	Dickson Concepts International Ltd.	3,961,263
246,520,000	Emperor Watch & Jewellery Ltd.	13,413,378
28,461,000	PAX Global Technology Ltd.	12,952,188
24,826,500	Sinotrans Shipping Ltd.	6,677,650

		45,706,423

Hungary – 1.73%
14,161,843	Magyar Telekom Telecommunications Plc	25,272,547

India – 1.79%
3,945,868	Reliance Infrastructure Ltd.	26,144,413

Ireland – 4.21%
1,572,235	Avadel Pharmaceuticals Plc Sponsored – ADR(a)	11,461,593
15,310,868	C&C Group Plc	50,112,474

		61,574,067

Japan – 24.99%
276,200	Bank of Nagoya Ltd.	10,456,179
33,500	BML, Inc.	873,436
241,000	Denki Kogyo Co. Ltd.	7,200,364
1,211,900	Fuji Media Holdings, Inc.	20,616,935
1,940,800	Funai Electric Co. Ltd.(b)	13,948,731
162,300	Futaba Corp.	3,357,061
4,552,000	Hachijuni Bank Ltd.	24,738,761
5,362,000	Hyakugo Bank Ltd.	25,787,238

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
845,400	Kato Sangyo Co. Ltd.	$29,679,499
925,900	Kissei Pharmaceutical Co. Ltd.	25,160,527
2,231,000	Komori Corp.	28,332,529
419,000	Nippon Seiki Co. Ltd.	7,641,442
217,200	NuFlare Technology, Inc.	13,771,987
300,900	Oita Bank Ltd.	11,241,955
499,200	San-in Godo Bank Ltd.	4,465,441
343,400	Sanki Engineering Co. Ltd.	3,856,105
885,800	Sankyo Co. Ltd.	30,987,467
890,100	Tachi-S Co. Ltd.	15,937,029
448,100	Torii Pharmaceutical Co. Ltd.	11,921,830
931,700	Toyo Suisan Kaisha Ltd.	36,817,577
1,577,800	TSI Holdings Co. Ltd.	11,542,040
283,700	Tsutsumi Jewelry Co. Ltd.	5,569,189
24,000	Vital KSK Holdings, Inc.	237,871
739,900	Wacoal Holdings Corp.	21,472,539

		365,613,732

Mexico – 4.27%
41,148,757	Consorcio ARA SAB de CV	16,160,733
279,501,983	Desarrolladora Homex SAB de CV(a)(b)	5,596,189
13,695,224	Fibra Uno Administracion SA de CV	20,640,767
13,664,128	Macquarie Mexico Real Estate Management SA de CV	15,332,685

Shares		Value
12,867,533	Urbi Desarrollos Urbanos SA de CV(a)(b)	$4,728,004

		62,458,378

Philippines – 0.72%
8,360,430	First Philippine Holdings Corp.	10,575,217

Russia – 0.79%
57,014,975	Sistema PJSFC	11,599,526

South Korea – 7.65%
264,469	Binggrae Co. Ltd.	14,936,705
359,257	Korean Reinsurance Co.	3,849,637
10,236	Lotte Chilsung Beverage Co. Ltd.	14,683,220
45,900	Lotte Confectionery Co. Ltd.	7,340,990
541,328	Lotte Corp.(a)	32,416,041
13,206	Namyang Dairy Products Co. Ltd.	8,449,659
159,838	S-1 Corp.	14,395,767
151,290	Samchully Co. Ltd.	15,967,844

		112,039,863

Spain – 1.31%
1,593,902	Lar Espana Real Estate SOCIMI SA	19,121,882

United Kingdom – 17.70%
3,717,849	Balfour Beatty Plc	13,973,168
17,087,095	Countrywide Plc(a)(b)	25,315,635
2,600,189	De La Rue Plc	18,568,609
70,177,266	Debenhams Plc(b)	20,558,131
6,093,945	ITE Group Plc	13,354,765
10,977,351	J Sainsbury Plc	36,823,271
5,517,953	LSL Property Services Plc(b)	17,382,512
12,427,717	Mitie Group Plc	27,701,921
20,750,447	Premier Foods Plc(a)	11,004,642
8,456,888	Spirent Communications Plc	13,692,195

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
6,439,999	Telit Communications Plc(c)	$13,571,018
15,672,595	Wm Morrison Supermarkets Plc	47,023,458

		258,969,325

TOTAL COMMON STOCKS (Cost $1,273,537,355)		$1,282,956,793

Shares		Value
PREFERRED STOCKS – 2.67%
Brazil – 1.75%
3,261,849	Companhia Paranaense de Energia – COPEL B	$25,658,489

Germany – 0.92%
141,198	Draegerwerk AG & Co. KGaA	13,420,570

TOTAL PREFERRED STOCKS (Cost $35,767,256)		$39,079,059

	Principal Amount	Value
REPURCHASE AGREEMENTS – 8.70%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $123,210,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $129,891,309)] (proceeds $127,345,978)	$127,342,017	$127,342,017

TOTAL REPURCHASE AGREEMENTS (Cost $127,342,017)		$127,342,017

Total Investments (Cost $1,436,646,628) – 99.07%		$1,449,377,869
Other Assets in Excess of Liabilities – 0.93%		13,648,123

TOTAL NET ASSETS – 100.00%		$1,463,025,992

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 8 in the Notes to Financial Statements.
(c)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.33%
Auto Components	1.61%
Banks	5.24%
Beverages	4.43%
Commercial Services & Supplies	5.72%
Communications Equipment	2.43%
Construction & Engineering	1.22%
Distributors	1.47%
Diversified Telecommunication Services	2.32%
Electric Utilities	2.51%
Electrical Equipment	0.23%
Electronic Equipment, Instruments & Components	2.37%
Equity Real Estate Investment Trusts	4.91%
Food & Staples Retailing	7.76%
Food Products	7.22%
Gas Utilities	1.09%
Health Care Equipment & Supplies	0.79%
Health Care Providers & Services	1.59%
Household Durables	5.17%
Independent Power and Renewable Electricity Producers	0.72%
Industrial Conglomerates	2.22%
Insurance	0.26%
Leisure Products	2.12%
Machinery	1.94%
Marine	0.46%
Media	2.32%
Multiline Retail	1.41%
Oil, Gas & Consumable Fuels	0.74%
Personal Products	0.50%
Pharmaceuticals	3.32%
Real Estate Management & Development	2.92%
Semiconductors & Semiconductor Equipment	0.94%
Software	0.51%
Specialty Retail	1.19%
Textiles, Apparel & Luxury Goods	3.28%
Trading Companies & Distributors	0.65%
Wireless Telecommunication Services	0.79%

TOTAL COMMON STOCKS	87.70%

PREFERRED STOCKS
Electric Utilities	1.75%
Health Care Equipment & Supplies	0.92%

TOTAL PREFERRED STOCKS	2.67%

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2018 (Unaudited) (continued)

REPURCHASE AGREEMENTS	8.70%

TOTAL INVESTMENTS	99.07%
Other Assets in Excess of Liabilities	0.93%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 78.79%
Banks – 3.89%
1,505	ACNB Corp.	$44,021
2,012	National Bankshares, Inc.	90,641
3,457	Northrim BanCorp, Inc.	119,439
2,817	Popular, Inc.	117,244

		371,345

Biotechnology – 5.26%
4,205	AMAG Pharmaceuticals, Inc.(a)	84,731
1,811	Eagle Pharmaceuticals, Inc.(a)	95,422
43,560	OPKO Health, Inc.(a)	138,085
62,345	PDL BioPharma, Inc.(a)	183,294

		501,532

Capital Markets – 0.50%
1,431	Federated Investors, Inc.	47,795

Communications Equipment – 3.74%
15,764	Digi International, Inc.(a)	162,369
3,402	NETGEAR, Inc.(a)	194,595

		356,964

Construction & Engineering – 1.82%
26,353	Orion Group Holdings, Inc.(a)	173,666

Electronic Equipment, Instruments & Components – 4.45%
5,635	Avnet, Inc.	235,317
6,036	Fabrinet(a)	189,410

		424,727

Equity Real Estate Investment Trusts – 1.06%
4,391	Alexander & Baldwin, Inc.	101,564

Food Products – 2.86%
4,032	Cal-Maine Foods, Inc.(a)	176,198
3,483	Seneca Foods Corp. – Class A(a)	96,479

		272,677

Health Care Equipment & Supplies – 1.23%
6,721	Invacare Corp.	116,945

Health Care Providers & Services – 5.44%
18,729	Owens & Minor, Inc.	291,236
4,154	Patterson Companies, Inc.	92,344

Shares		Value
5,166	Triple-S Management Corp. – Class B(a)	$135,039

		518,619

Hotels, Restaurants & Leisure – 0.46%
2,457	Speedway Motorsports, Inc.	43,784

Household Durables – 9.78%
7,873	Beazer Homes USA, Inc.(a)	125,574
7,606	CSS Industries, Inc.	133,105
10,935	Dorel Industries, Inc. – Class B	246,469
7,932	M.D.C. Holdings, Inc.	221,462
8,840	Taylor Morrison Home Corp. – Class A(a)	205,795

		932,405

Insurance – 3.08%
600	American National Insurance Co.	70,176
412	National Western Life Group, Inc.	125,611
4,559	Old Republic International Corp.	97,790

		293,577

IT Services – 1.96%
11,423	EVERTEC, Inc.	186,766

Machinery – 3.01%
13,412	Briggs & Stratton Corp.	287,151

Media – 0.82%
2,009	Scholastic Corp.	78,030

Oil, Gas & Consumable Fuels – 4.81%
26,866	Chesapeake Energy Corp.(a)	81,136
15,386	World Fuel Services Corp.	377,726

		458,862

Personal Products – 4.54%
11,738	Avon Products, Inc.(a)	33,336
8,186	Edgewell Personal Care Co.(a)	399,640

		432,976

Pharmaceuticals – 2.71%
20,386	Avadel Pharmaceuticals Plc Sponsored – ADR(a)	148,614

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

Shares		Value
1,115	Taro Pharmaceutical Industries Ltd.(a)	$110,095

		258,709

Professional Services – 6.00%
3,904	FTI Consulting, Inc.(a)	188,993
23,680	Resources Connection, Inc.	383,616

		572,609

Real Estate Management & Development – 3.36%
17,006	St. Joe Co.(a)	320,563

Software – 3.06%
1,495	MicroStrategy, Inc. – Class A(a)	192,840
2,327	Verint Systems, Inc.(a)	99,130

		291,970

Shares		Value
Specialty Retail – 1.81%
19,958	Rent-A-Center, Inc.	$172,238

Textiles, Apparel & Luxury Goods – 0.59%
1,475	Movado Group, Inc.	56,640

Thrifts & Mortgage Finance – 0.86%
2,771	Territorial Bancorp, Inc.	82,188

Trading Companies & Distributors – 1.69%
22,033	Houston Wire & Cable Co.(a)	161,392

TOTAL COMMON STOCKS (Cost $7,840,092)		$7,515,694

PREFERRED STOCKS – 1.51%
Oil, Gas & Consumable Fuels – 1.51%
250	Chesapeake Energy Corp. 5.750%, Perpetual	143,750

TOTAL PREFERRED STOCKS (Cost $145,900)		$143,750

	Principal Amount	Value
CORPORATE BONDS – 4.65%
Electric Utilities – 2.83%
California Water Service Co. 5.875%, 5/1/2019	$28,000	$28,919
Portland General Electric Co. 6.100%, 4/15/2019	155,000	160,533
Public Service Co. of New Mexico 7.950%, 5/15/2018	80,000	80,502

		269,954

Machinery – 1.82%
Kennametal, Inc. 2.650%, 11/1/2019	175,000	173,601

TOTAL CORPORATE BONDS (Cost $445,391)		$443,555

REPURCHASE AGREEMENTS – 14.42%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $1,335,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $1,407,393)] (proceeds $1,375,108)	$1,375,065	$1,375,065

TOTAL REPURCHASE AGREEMENTS (Cost $1,375,065)		$1,375,065

Total Investments (Cost $9,806,448) – 99.37%		$9,478,064
Other Assets in Excess of Liabilities – 0.63%		60,295

TOTAL NET ASSETS – 100.00%		$9,538,359

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS BY COUNTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
Canada	2.58%
Ireland	1.56%
Israel	1.15%
United States	73.50%

TOTAL COMMON STOCKS	78.79%

PREFERRED STOCKS
United States	1.51%

TOTAL PREFERRED STOCKS	1.51%

CORPORATE BONDS
United States	4.65%

TOTAL CORPORATE BONDS	4.65%

REPURCHASE AGREEMENTS	14.42%

TOTAL INVESTMENTS	99.37%
Other Assets in Excess of Liabilities	0.63%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.01%
Household Durables – 0.01%
Urbi Desarrollos Urbanos SA de CV(a)	31,277	$11,492

TOTAL COMMON STOCKS (Cost $292,050)		$11,492

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.69%
Federal Home Loan Mortgage Corporation – 2.00%
Pool G1-8578, 3.000%, 12/1/2030	$1,815,628	$1,813,271
Pool G0-6018, 6.500%, 4/1/2039	30,019	33,807
Pool A9-3505, 4.500%, 8/1/2040	137,122	145,083

		1,992,161

Federal National Mortgage Association – 1.69%
Pool 934124, 5.500%, 7/1/2038	46,424	50,741
Pool MA0918, 4.000%, 12/1/2041	302,541	312,737
Pool AS6201, 3.500%, 11/1/2045	1,311,887	1,316,533

		1,680,011

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,745,858)		$3,672,172

OTHER MORTGAGE RELATED SECURITIES – 0.06%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 3.596%, 10/25/2036(c)	$1,642	$1,563

Near Prime Mortgage – 0.06%
Bear Stearns ALT-A Trust
Series 2004-11, 2.552% (1M LIBOR + 0.680%), 11/25/2034(d)	60,911	60,594

TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $59,343)		$62,157

US GOVERNMENTS – 54.52%
Sovereign – 54.52%
United States Treasury Bond 4.750%, 2/15/2037	$4,435,000	$5,676,800
United States Treasury Note
2.000%, 11/15/2021	8,461,000	8,324,831
2.000%, 2/15/2023	6,890,000	6,713,713
2.375%, 8/15/2024	20,555,000	20,207,331
2.250%, 2/15/2027	13,850,000	13,311,689

TOTAL US GOVERNMENTS (Cost $55,710,128)		$54,234,364

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
ASSET BACKED SECURITIES – 2.03%
Equipment – 0.03%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$28,758	$30,777

Student Loan – 2.00%
SLM Private Credit Student Loan Trust 2004-B Series 2004-B, 2.555% (3M LIBOR + 0.430%), 9/15/2033(d)	300,000	288,268
SLM Private Credit Student Loan Trust 2005-A Series 2005-A, 2.435% (3M LIBOR + 0.310%), 12/15/2038(d)	400,000	377,436
SLM Private Credit Student Loan Trust 2006-A Series 2006-A, 2.415% (3M LIBOR + 0.290%), 6/15/2039(d)	1,001,492	984,561
SLM Private Credit Student Loan Trust 2007-A Series 2007-A, 2.365% (3M LIBOR + 0.240%), 12/16/2041(d)	350,000	332,661

		1,982,926

TOTAL ASSET BACKED SECURITIES (Cost $1,868,923)		$2,013,703

CORPORATE BONDS – 36.94%
Automobiles – 0.99%
General Motors Financial Co., Inc. 2.650%, 4/13/2020	$1,000,000	$987,458

Banks & Thrifts – 8.64%
Bank of America Corp. 6.875%, 11/15/2018	1,475,000	1,513,451
Citibank NA 2.100%, 6/12/2020	1,650,000	1,618,130
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	251,148
Goldman Sachs Group, Inc. 7.500%, 2/15/2019	1,025,000	1,066,240
JPMorgan Chase & Co. 7.900%, Perpetual	2,285,000	2,296,653
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(d)	750,000	677,288
Wells Fargo & Co. 5.895% (3M LIBOR + 3.770%), Perpetual(d)	1,150,000	1,166,491

		8,589,401

Commercial Services & Supplies – 1.41%
ADT Corp. 3.500%, 7/15/2022	1,510,000	1,402,412
Consumer Products – 0.97%
Avon Products, Inc. 6.500%, 3/1/2019	945,000	959,175
Electric Utilities – 1.37%
Arizona Public Service Co. 8.750%, 3/1/2019	340,000	358,226

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
Commonwealth Edison Co. 5.900%, 3/15/2036	$175,000	$215,389
Israel Electric Corp. Ltd. 7.250%, 1/15/2019(b)	420,000	428,030
Oncor Electric Delivery Co., LLC 7.000%, 9/1/2022	315,000	363,753

		1,365,398

Food, Beverage & Tobacco – 1.53%
Mead Johnson Nutrition Co. 4.900%, 11/1/2019	775,000	798,420
Pilgrim’s Pride Corp. 5.750%, 3/15/2025(b)	725,000	704,055
5.875%, 9/30/2027(b)	25,000	23,557

		1,526,032

Health Care Providers & Services – 1.44%
Tenet Healthcare Corp. 6.000%, 10/1/2020	1,385,000	1,431,744

Homebuilders – 1.38%
PulteGroup, Inc. 5.500%, 3/1/2026	620,000	638,910
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	735,688

		1,374,598

Insurance – 1.38%
American International Group, Inc. 6.400%, 12/15/2020	800,000	862,602
CNA Financial Corp. 5.875%, 8/15/2020	135,000	143,287
Voya Financial, Inc. 5.500%, 7/15/2022	335,000	361,985

		1,367,874

Metals & Mining – 1.51%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	1,030,000	1,071,200
6.375%, 3/15/2024	540,000	426,600

		1,497,800

Oil, Gas & Consumable Fuels – 10.15%
BP Capital Markets Plc
2.241%, 9/26/2018	1,115,000	1,114,016
3.506%, 3/17/2025	810,000	808,608
Chesapeake Energy Corp. 6.125%, 2/15/2021	1,925,000	1,934,625

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
Chevron Corp. 2.100%, 5/16/2021	$1,150,000	$1,124,101
Exxon Mobil Corp. 2.397%, 3/6/2022	945,000	926,722
Ithaca Energy, Inc. 8.125%, 7/1/2019(b)	785,000	783,038
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,054,000	1,061,297
Occidental Petroleum Corp. 3.500%, 6/15/2025	555,000	556,067
Range Resources Corp. 5.000%, 3/15/2023	1,680,000	1,610,784
Valero Energy Corp. 9.375%, 3/15/2019	170,000	180,243

		10,099,501

Retail – 0.81%
JC Penney Corp, Inc. 5.875%, 7/1/2023(b)	845,000	809,087

Technology – 0.99%
Microsoft Corp. 2.400%, 2/6/2022	1,000,000	983,124

Telecommunications – 4.37%
AT&T, Inc.
3.000%, 6/30/2022	1,630,000	1,600,728
Frontier Communications Corp. 6.250%, 9/15/2021	1,315,000	1,148,981
Sprint Communications, Inc. 9.000%, 11/15/2018(b)	1,325,000	1,366,406
Telecom Italia Capital SA 6.999%, 6/4/2018	85,000	85,531
Telefonica Emisiones SAU 5.462%, 2/16/2021	135,000	143,519

		4,345,165

TOTAL CORPORATE BONDS (Cost $36,199,610)		$36,738,769

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS – 0.42%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $410,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $432,233)] (proceeds $422,281)	$422,267	$422,267

TOTAL REPURCHASE AGREEMENTS (Cost $422,267)		$422,267

Total Investments (Cost $98,298,179) – 97.67%		$97,154,924
Other Assets in Excess of Liabilities – 2.33%		2,317,352

TOTAL NET ASSETS – 100.00%		$99,472,276

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,114,173, which represented 4.14% of the net assets of the Fund.
(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.

Certain industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

(This Page Intentionally Left Blank.)

Brandes Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2018 (Unaudited)

	Brandes International Equity Fund	Brandes Global Equity Fund
ASSETS
Investment in securities, at value(1)
Unaffiliated issuers	$635,322,728	$68,375,517
Affiliated issuers	—	—
Cash	—	15,689
Foreign Currency(1)	532,475	61,434
Receivables:
Securities sold	162,478	—
Fund shares sold	1,065,935	23,975
Dividends and interest	2,474,804	256,373
Foreign currency spot trade	480	—
Tax reclaims	389,740	30,291
Due from Advisor	—	—
Prepaid expenses and other assets	65,729	25,277

Total Assets	640,014,369	68,788,556

LIABILITIES
Payables:
Securities purchased	—	—
Fund shares redeemed	274,857	45,986
Due to Advisor	434,404	36,276
12b-1 Fee	19,381	2,078
Trustee Fees	9,568	3,532
Due to Custodian	10,984	1,259
Dividends payable	21,563	—
Foreign tax witholding	248,330	26,007
Foreign currency spot trade payable	—	—
Accrued expenses	242,261	87,042

Total Liabilities	1,261,348	202,180

NET ASSETS	$638,753,021	$68,586,376

COMPONENTS OF NET ASSETS
Paid-in capital	$705,424,019	$58,847,907
Undistributed net investment income (loss)	(843,757)	(77,159)
Accumulated net realized gain (loss) on investments and foreign currency	(38,398,960)	1,597,737
Net unrealized appreciation (depreciation) on:
Investments	(27,426,844)	8,217,261
Foreign currency	(1,437)	630

Total Net Assets	$638,753,021	$68,586,376

Net asset value, offering price and redemption proceeds per share
Class A Shares
Net Assets	$35,049,241	$4,722,017
Shares outstanding (unlimited shares authorized without par value)	1,921,719	192,914
Offering and redemption price	$18.24	$24.48

Maximum offering price per share*	$19.35	$25.97

Class C Shares
Net Assets	$18,888,582	$1,621,511
Shares outstanding (unlimited shares authorized without par value)	1,050,125	66,765
Offering and redemption price	$17.99	$24.29

Class I Shares
Net Assets	$570,997,920	$62,242,848
Shares outstanding (unlimited shares authorized without par value)	31,223,131	2,524,412
Offering and redemption price	$18.29	$24.66

Class R6 Shares
Net Assets	$13,817,278	N/A
Shares outstanding (unlimited shares authorized without par value)	753,217	N/A
Offering and redemption price	$18.34	N/A

(1) Cost of:
Investments in securities
Unaffiliated issuers	$662,749,572	$60,158,256
Affiliated issuers	—	—
Foreign currency	531,277	61,714

*	Includes a sales load of 5.75% for the International, Global, Global Equity Income, Global Opportunities Value, Emerging Markets Value, International Small Cap, and Small Cap Value Funds and 3.75% for the Core Plus Fixed Income Fund. (see Note 7 of the Notes to Financial Statements)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2018 (Unaudited) (continued)

Brandes Global Equity Income Fund	Brandes Global Opportunities Value Fund	Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$1,096,349	$33,757,621	$1,860,406,837	$1,317,247,882	$9,478,064	$97,154,924
—	—	3,763,452	132,129,987	—	—
97,697	10,959	1,265,428	—	2,606	738
1,620	33,430	8,495,804	3,623,411	—	—

18,757	—	32,163,189	7,424,597	—	1,952,427
—	9,396	3,251,474	3,211,426	—	170,431
5,818	158,448	7,603,635	7,793,006	17,817	701,442
—	—	4,614	20,932	—	—
317	5,225	352,873	391,247	—	—
12,489	—	—	—	14,986	—
5,304	23,763	116,711	96,213	51,675	37,953

1,238,351	33,998,842	1,917,424,017	1,471,938,701	9,565,148	100,017,915

—	183,272	8,884,469	54,029	601	356,468
132	46	1,386,439	6,186,516	—	68,877
—	13,221	1,554,671	1,216,744	—	16,894
7	753	81,866	42,968	—	548
—	419	26,586	32,555	183	3,640
567	1,680	187,933	32,062	302	2,245
196	—	—	—	—	17,951
598	21,133	1,202,626	940,842	36	—
—	826	—	—	—	—
40,438	57,153	475,589	406,993	25,667	79,016

41,938	278,503	13,800,179	8,912,709	26,789	545,639

$1,196,413	$33,720,339	$1,903,623,838	$1,463,025,992	$9,538,359	$99,472,276

$1,071,556	$31,593,782	$1,885,728,670	$1,462,836,710	$9,841,055	$101,022,212
481	(304,162)	(10,845,898)	(70,037,740)	(532)	(542)
16,243	861,114	(47,725,465)	57,480,412	26,220	(406,139)

108,133	1,569,834	76,520,397	12,731,241	(328,384)	(1,143,255)
—	(229)	(53,866)	15,369	—	—

$1,196,413	$33,720,339	$1,903,623,838	$1,463,025,992	$9,538,359	$99,472,276

$42,665	$2,532,640	$294,747,137	$124,148,607	$189	$2,339,812
3,513	218,830	30,377,040	9,437,295	20	261,145
$12.15	$11.57	$9.70	$13.16	$9.56	$8.96

$12.89	$12.28	$10.29	$13.96	$10.14	$9.31

$133	$311,360	$28,973,774	$23,700,188	N/A	N/A
11	27,040	3,003,332	1,842,418	N/A	N/A
$11.71	$11.51	$9.65	$12.86	N/A	N/A

$1,153,615	$30,876,339	$1,491,675,032	$1,240,345,061	$5,042,465	$97,132,365
99,480	2,669,504	152,988,874	93,919,375	527,132	10,754,509
$11.60	$11.57	$9.75	$13.21	$9.57	$9.03

N/A	N/A	$88,227,895	$74,832,136	$4,495,705	$99
N/A	N/A	9,025,974	5,659,934	468,175	11
N/A	N/A	$9.77	$13.22	$9.60	$9.03

$988,216	$32,187,787	$1,775,447,727	$1,218,475,609	$9,806,448	$98,298,179
—	—	12,202,165	218,171,019	—	—
1,623	33,452	8,558,933	3,622,718	—	—

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2018 (Unaudited)

	Brandes International Equity Fund	Brandes Global Equity Fund
INVESTMENT INCOME
Income
Dividend income
Unaffiliated issuers	$6,225,725	$833,917
Affiliated issuers	—	—
Less: Foreign taxes withheld	(596,351)	(49,188)
Interest income	35,669	1,747
Income from securities lending	44,906	2,435

Total Income	5,709,949	788,911

Expenses
Advisory fees (Note 3)	2,526,323	279,477
Custody fees	31,689	3,930
Administration fees (Note 3)	70,294	8,421
Insurance expense	6,246	555
Legal fees	11,464	1,011
Printing fees	15,872	3,782
Miscellaneous	12,227	2,668
Registration expense	42,460	24,925
Trustee fees	26,737	4,016
Transfer agent fees	62,558	24,417
12b-1 Fees – Class A	41,774	6,952
12b-1 Fees – Class C	69,195	6,132
Shareholder Service Fees – Class C	23,065	2,044
Sub-Transfer Agency Fees – Class I	138,093	15,668
Accounting fees	38,687	29,131
Auditing fees	21,865	18,762
Tax Expense	—	—
Organizational Costs	—	—

Total expenses	3,138,549	431,891
Expenses waived	(11,420)	(67,508)
Expenses recouped	—	—

Total net expenses	3,127,129	364,383

Net investment income	2,582,820	424,528

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	16,782,546	1,629,464
Affiliated investments	—	—
Foreign currency transactions	(248,966)	(10,721)

Net realized gain (loss)	16,533,580	1,618,743

Net change in unrealized appreciation (depreciation) on:
Investments	8,982,895	125,187
Foreign currency transactions	(683)	1,457

Net unrealized appreciation (depreciation)	8,982,212	126,644

Net realized and unrealized gain (loss) on investments and foreign currency transactions	25,515,792	1,745,387

Net increase (decrease) in net assets resulting from operations	$28,098,612	$2,169,915

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2018 (Unaudited) (continued)

Brandes Global Equity Income Fund	Brandes Global Opportunities Value Fund	Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund*	Brandes Core Plus Fixed Income Fund

$16,736	$362,143	$19,287,479	$13,765,703	$16,669	$—
—	—	—	3,542,221	—	—
(999)	(34,127)	(2,440,184)	(1,552,175)	(295)	—
27	1,964	22,081	128,977	1,830	1,562,392
—	—	—	835,971	143	—

15,764	329,980	16,869,376	16,720,697	18,347	1,562,392

4,250	158,460	8,612,310	8,043,167	9,916	174,226
997	4,212	403,829	135,033	440	6,529
638	4,496	199,879	199,536	800	11,209
—	225	14,836	15,843	—	975
—	200	30,875	33,895	96	1,660
1,899	2,645	56,860	54,549	1,424	4,766
1,266	1,534	24,047	26,811	800	2,511
3,653	25,090	61,114	59,513	24	24,471
1,899	2,930	72,893	79,149	184	6,045
22,496	23,395	182,449	132,540	13,000	23,717
5	3,351	361,137	188,406	—	3,297
1	1,148	108,895	96,947	N/A	N/A
—	383	36,298	32,316	N/A	N/A
264	7,593	350,256	360,221	616	24,230
28,519	30,621	47,339	48,790	11,688	27,740
17,382	17,754	20,762	19,497	9,608	19,403
—	—	733,269	172,656	—	—
—	—	—	—	19,993	—

83,269	284,037	11,317,048	9,698,869	68,589	330,779
(77,948)	(87,417)	(77,932)	(17,856)	(56,209)	(79,432)
—	—	78,305	—	—	—

5,321	196,620	11,317,421	9,681,013	12,380	251,347

10,443	133,360	5,551,955	7,039,684	5,967	1,311,045

27,886	1,066,952	97,931,146	77,468,803	26,220	(249,971)
—	—	—	(4,592,304)	—	—
(400)	11,753	(388,601)	(213,967)	—	—

27,486	1,078,705	97,542,545	72,662,532	26,220	(249,971)

(18,923)	(872,997)	(53,539,677)	(92,539,327)	(328,384)	(2,250,754)
(31)	(271)	(29,277)	207,422	—	—

(18,954)	(873,268)	(53,568,954)	(92,331,905)	(328,384)	(2,250,754)

8,532	205,437	43,973,591	(19,669,373)	(302,164)	(2,500,725)

$18,975	$338,797	$49,525,546	$(12,629,689)	$(296,197)	$(1,189,680)

*	Commenced operations on January 2, 2018.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS

	Brandes International Equity Fund		Brandes Global Equity Fund
	Six Months Ended March 31, 2018	Year Ended September 30, 2017	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)		(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,582,820	$10,793,953	$424,528	$1,121,657
Net realized gain (loss) on:
Investments	16,782,546	8,925,814	1,629,464	2,048,371
Redemption in-kind (Note 10)	—	9,829,109	—	—
Foreign currency transactions	(248,966)	(462,979)	(10,721)	3,055
Net unrealized appreciation (depreciation) on:
Investments	8,982,895	38,310,132	125,187	7,190,594
Foreign currency transactions	(683)	2,308	1,457	341

Net increase in net assets resulting from operations	28,098,612	67,398,337	2,169,915	10,364,018

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	—	(720,818)	(32,862)	(130,229)
Class C	—	(399,711)	(6,008)	(19,935)
Class E*	N/A	—	N/A	—
Class I	(334,099)	(15,155,210)	(374,816)	(1,152,966)
Class R6	(11,358)	(1,013,114)	N/A	N/A
From net realized gains
Class A	—	—	(122,959)	—
Class C	—	—	(32,728)	—
Class E*	N/A	—	N/A	—
Class I	—	—	(1,263,611)	—
Class R6	—	—	N/A	N/A

Decrease in net assets from distributions	(345,457)	(17,288,853)	(1,832,984)	(1,303,130)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	93,551,473	233,467,794	2,433,130	13,561,354
Net asset value of shares issued on reinvestment of distributions	323,894	16,063,510	1,820,873	1,295,281
Cost of shares redeemed	(93,926,834)	(161,323,965)	(5,194,632)	(8,661,825)
Cost of shares redeemed from Redemption in-kind (See Note 10)	—	(231,178,479)	—	—

Net decrease in net assets from capital share transactions	(51,467)	(142,971,140)	(940,629)	6,194,810

Total increase (decrease) in net assets	27,701,688	(92,861,656)	(603,698)	15,255,698

NET ASSETS
Beginning of the Period	611,051,333	703,912,989	69,190,074	53,934,376

End of the Period	$638,753,021	$611,051,333	$68,586,376	$69,190,074

Undistributed net investment loss	$(843,757)	$(3,081,120)	$(77,159)	$(88,001)

*	Class E Shares were eliminated effective November 30, 2016 and no longer offered for sale.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Brandes Global Equity Income Fund		Brandes Global Opportunities Value Fund
	Six Months Ended March 31, 2018	Year Ended September 30, 2017	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)		(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$10,443	$23,182	$133,360	$328,873
Net realized gain (loss) on:
Investments	27,886	22,900	1,066,952	480,104
Foreign currency transactions	(400)	16	11,753	(15,312)
Net unrealized appreciation (depreciation) on:
Investments	(18,923)	102,220	(872,997)	2,180,514
Foreign currency transactions	(31)	(37)	(271)	(400)

Net increase in net assets resulting from operations	18,975	148,281	338,797	2,973,779

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(138)	(19)	(30,107)	(35,031)
Class C	(1)	(158)	(3,322)	(1,185)
Class I	(9,928)	(22,916)	(372,506)	(311,011)
From net realized gains
Class A	(4)	(124)	(22,059)	—
Class C	(4)	(269)	(2,251)	—
Class I	(34,126)	(20,701)	(247,268)	—

Decrease in net assets from distributions	(44,201)	(44,187)	(677,513)	(347,227)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	154,738	51,260	2,985,610	24,327,543
Net asset value of shares issued on reinvestment of distributions	42,928	42,958	659,690	337,089
Cost of shares redeemed	(18,741)	(18,616)	(1,229,108)	(1,347,517)

Net increase in net assets from capital share transactions	178,925	75,602	2,416,192	23,317,115

Total increase in net assets	153,699	179,696	2,077,476	25,943,667

NET ASSETS
Beginning of the Period	1,042,714	863,018	31,642,863	5,699,196

End of the Period	$1,196,413	$1,042,714	$33,720,339	$31,642,863

Undistributed net investment income (loss)	$481	$105	$(304,162)	$(31,587)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Brandes Emerging Markets Value Fund		Brandes International Small Cap Equity Fund
	Six Months Ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$5,551,955	$20,788,874	$7,039,684	$19,665,509
Net realized gain (loss) on:
Investments	97,931,146	16,151,024	72,876,499	69,784,757
Foreign currency transactions	(388,601)	(1,089,493)	(213,967)	(655,098)
Net unrealized appreciation (depreciation) on:
Investments	(53,539,677)	257,439,252	(92,539,327)	86,267,249
Foreign currency transactions	(29,277)	(20,053)	207,422	3,940

Net increase (decrease) in net assets resulting from operations	49,525,546	293,269,604	(12,629,689)	175,066,357

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(1,281,514)	(5,300,042)	(5,801,217)	(3,926,466)
Class C	(81,731)	(144,547)	(957,993)	(422,873)
Class I	(7,089,347)	(19,639,198)	(56,255,699)	(36,179,079)
Class R6	(529,387)	(1,148,940)	(2,899,026)	(1,360,486)
From net realized gains
Class A	—	—	(5,168,478)	(2,808,067)
Class C	—	—	(890,995)	(411,540)
Class I	—	—	(49,135,005)	(25,524,016)
Class R6	—	—	(2,506,374)	(794,405)

Decrease in net assets from distributions	(8,981,979)	(26,232,727)	(123,614,787)	(71,426,932)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	327,164,906	672,663,448	217,059,608	704,614,328
Proceeds from Transfer in-kind (Note 10)	—	27,215,850	—	—
Net asset value of shares issued on reinvestment of distributions	8,099,998	23,465,154	119,578,215	69,455,916
Cost of shares redeemed	(228,499,281)	(390,424,715)	(561,477,055)	(423,441,779)

Net increase (decrease) in net assets from capital share transactions	106,765,623	332,919,737	(224,839,232)	350,628,465

Total increase (decrease) in net assets	147,309,190	599,956,614	(361,083,708)	454,267,890

NET ASSETS
Beginning of the Period	1,756,314,648	1,156,358,034	1,824,109,700	1,369,841,810

End of the Period	$1,903,623,838	$1,756,314,648	$1,463,025,992	$1,824,109,700

Undistributed net investment loss	$(10,845,898)	$(7,415,874)	$(70,037,740)	$(11,163,489)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund
	Period Ended March 31, 2018*	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$5,967	$1,311,045	$2,426,464
Net realized gain (loss) on:
Investments	26,220	(249,971)	(46,369)
Foreign currency transactions	—	—	—
Net unrealized depreciation on:
Investments	(328,384)	(2,250,754)	(1,701,330)
Foreign currency transactions	—	—	—

Net increase (decrease) in net assets resulting from operations	(296,197)	(1,189,680)	678,765

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	—	(32,136)	(61,261)
Class E**	N/A	N/A	(1,222)
Class I	(3,162)	(1,282,612)	(2,387,103)
Class R6	(3,337)	(2)	N/A
From net realized gains
Class A	N/A	—	(5,530)
Class E**	N/A	N/A	N/A
Class I	N/A	—	(253,423)
Class R6	N/A	—	N/A

Decrease in net assets from distributions	(6,499)	(1,314,750)	(2,708,539)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,701,774	27,589,565	34,413,026
Proceeds from Transfer in-kind (Note 10)	8,132,782	—	—
Net asset value of shares issued on reinvestment of distributions	6,499	1,291,353	2,665,584
Cost of shares redeemed	—	(28,090,896)	(33,404,800)

Net increase in net assets from capital share transactions	9,841,055	790,022	3,673,810

Total increase (decrease) in net assets	9,538,359	(1,714,408)	1,644,036

NET ASSETS
Beginning of the Period	—	101,186,684	99,542,648

End of the Period	$9,538,359	$99,472,276	$101,186,684

Undistributed net investment income (loss)	$(532)	$(542)	$3,163

*	Commenced operations on January 2, 2018.
**	Class E Shares were eliminated effective November 30, 2016 and no longer offered for sale.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income
Brandes International Equity Fund
Class A(8)
3/31/2018 (Unaudited)	$17.48	0.06	0.70	0.76	—
9/30/2017	$15.70	0.29	2.03	2.32	(0.54)
9/30/2016	$14.90	0.35	0.81	1.16	(0.36)
9/30/2015	$16.58	0.35	(1.73)	(1.38)	(0.30)
9/30/2014	$16.03	0.33	0.56	0.89	(0.34)
9/30/2013	$13.50	0.34	3.02	3.36	(0.83)
Class C
3/31/2018 (Unaudited)	$17.30	(0.01)	0.70	0.69	—
9/30/2017	$15.58	0.17	2.00	2.17	(0.45)
9/30/2016	$14.79	0.23	0.81	1.04	(0.25)
9/30/2015	$16.48	0.24	(1.73)	(1.49)	(0.20)
9/30/2014	$15.98	0.20	0.55	0.75	(0.25)
1/31/2013(3) – 9/30/2013	$14.30	0.15	1.84	1.99	(0.31)
Class I
3/31/2018 (Unaudited)	$17.52	0.08	0.70	0.78	(0.01)
9/30/2017	$15.72	0.33	2.04	2.37	(0.57)
9/30/2016	$14.92	0.38	0.81	1.19	(0.39)
9/30/2015	$16.60	0.35	(1.70)	(1.35)	(0.33)
9/30/2014	$16.05	0.36	0.56	0.92	(0.37)
9/30/2013	$13.50	0.35	3.04	3.39	(0.84)
Class R6
3/31/2018 (Unaudited)	$17.56	0.09	0.71	0.80	(0.02)
9/30/2017	$15.74	0.35	2.04	2.39	(0.57)
2/1/2016(3) – 9/30/2016	$14.41	0.27	1.39	1.66	(0.33)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Prior to January 31, 2013, Class A shares were know as Class S shares.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)	Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$18.24	4.35	%(1)	$35.1	1.16	%(2)	0.65	%(2)	1.16	%(2)	0.65	%(2)	10.07	%(1)
$17.48	15.07%		$31.5	1.18	%(9)	1.77%		1.18	%(9)	1.77%		33.82%
$15.70	7.90%		$14.3	1.18%		2.30%		1.18%		2.30%		17.60%
$14.90	(8.47)%		$13.1	1.18%		2.08%		1.18%		2.08%		27.50%
$16.58	5.47%		$9.0	1.19%		1.92%		1.18%		1.93%		39.53%
$16.03	26.06%		$0.7	1.23%		2.25%		1.31%		2.17%		19.43%

$17.99	3.99	%(1)	$18.9	1.91	%(2)	(0.10	)%(2)	1.91	%(2)	(0.10	)%(2)	10.07	%(1)
$17.30	14.19%		$17.9	1.93	%(9)	1.01%		1.93	%(9)	1.01%		33.82%
$15.58	7.10%		$13.1	1.93%		1.55%		1.93%		1.55%		17.60%
$14.79	(9.14)%		$12.0	1.93%		1.43%		1.93%		1.43%		27.50%
$16.48	4.64%		$4.3	1.93%		1.19%		1.93%		1.19%		39.53%
$15.98	14.17	%(7)	$0.1	1.95	%(2)	1.53	%(2)	1.97	%(2)	1.51	%(2)	19.43	%(1)

$18.29	4.46	%(1)	$571.0	0.96	%(2)	0.85	%(2)	0.96	%(2)	0.85	%(2)	10.07	%(1)
$17.52	15.33%		$523.1	0.98	%(9)	1.96%		0.98	%(9)	1.96%		33.82%
$15.72	8.10%		$648.3	1.00%		2.48%		0.98%		2.50%		17.60%
$14.92	(8.30)%		$562.5	1.00%		2.10%		0.98%		2.12%		27.50%
$16.60	5.61%		$521.9	1.00%		2.12%		0.99%		2.13%		39.53%
$16.05	26.43%		$404.4	1.03%		2.45%		1.15%		2.33%		19.43%

$18.34	4.53	%(1)	$13.8	0.82	%(2)	0.99	%(2)	0.90	%(2)	0.91	%(2)	10.07	%(1)
$17.56	15.48%		$38.5	0.83	%(9)	2.12%		0.93	%(9)	2.02%		33.82%
$15.74	11.60	%(7)	$27.7	0.82	%(2)	2.67	%(2)	0.93	%(2)	2.56	%(2)	17.60	%(1)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Equity Fund
Class A(8)
3/31/2018 (Unaudited)	$24.42	0.12	0.58	0.70	(0.14)	(0.51)
9/30/2017	$21.21	0.34	3.28	3.62	(0.41)	—
9/30/2016	$21.85	0.40	0.67	1.07	(0.42)	(1.29)
9/30/2015	$25.43	0.27	(1.90)	(1.63)	(0.33)	(1.62)
9/30/2014	$24.20	0.43	2.00	2.43	(0.44)	(0.76)
9/30/2013	$20.27	0.38	4.80	5.18	(0.91)	(0.34)
Class C
3/31/2018 (Unaudited)	$24.28	0.03	0.58	0.61	(0.09)	(0.51)
9/30/2017	$21.09	0.18	3.25	3.43	(0.24)	—
9/30/2016	$21.73	0.25	0.66	0.91	(0.26)	(1.29)
9/30/2015	$25.31	0.16	(1.92)	(1.76)	(0.20)	(1.62)
9/30/2014	$24.14	0.24	1.99	2.23	(0.30)	(0.76)
1/31/2013(3) – 9/30/2013	$21.21	0.15	3.12	3.27	(0.34)	—
Class I
3/31/2018 (Unaudited)	$24.57	0.16	0.59	0.75	(0.15)	(0.51)
9/30/2017	$21.33	0.41	3.30	3.71	(0.47)	—
9/30/2016	$21.95	0.46	0.67	1.13	(0.46)	(1.29)
9/30/2015	$25.52	0.39	(1.97)	(1.58)	(0.37)	(1.62)
9/30/2014	$24.26	0.50	2.00	2.50	(0.48)	(0.76)
9/30/2013	$20.33	0.43	4.81	5.24	(0.98)	(0.34)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class which commenced operations on January 31, 2013.
(8)	Prior to January 31, 2013, Class A shares were know as Class S shares.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)	Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$24.48	2.92	%(1)	$4.7	1.25	%(2)	1.01	%(2)	1.40	%(2)	0.86	%(2)	5.23	%(1)
$24.42	17.20%		$5.8	1.26	%(9)	1.52%		1.45	%(9)	1.33%		17.42%
$21.21	5.01%		$4.6	1.25%		1.95%		1.58%		1.62%		15.68%
$21.85	(6.99)%		$1.8	1.25%		1.15%		1.66%		0.74%		25.06%
$25.43	10.18%		$1.2	1.25%		1.67%		1.71%		1.21%		30.33%
$24.20	26.81%		$0.3	1.25%		1.72%		1.97%		1.00%		24.37%

$24.29	2.54	%(1)	$1.6	2.00	%(2)	0.26	%(2)	2.15	%(2)	0.11	%(2)	5.23	%(1)
$24.28	16.31%		$1.7	2.01	%(9)	0.77%		2.21	%(9)	0.57%		17.42%
$21.09	4.20%		$2.0	2.00%		1.20%		2.32%		0.88%		15.68%
$21.73	(7.62)%		$2.4	2.00%		0.66%		2.42%		0.24%		25.06%
$25.31	9.34%		$1.1	2.00%		0.92%		2.46%		0.46%		30.33%
$24.14	15.50	%(7)	$0.1	2.00	%(2)	0.97	%(2)	2.71	%(2)	0.26	%(2)	24.37	%(1)

$24.66	3.08	%(1)	$62.3	1.00	%(2)	1.26	%(2)	1.20	%(2)	1.06	%(2)	5.23	%(1)
$24.57	17.48%		$61.7	1.01	%(9)	1.77%		1.26	%(9)	1.52%		17.42%
$21.33	5.26%		$47.3	1.00%		2.20%		1.38%		1.82%		15.68%
$21.95	(6.75)%		$46.0	1.00%		1.61%		1.47%		1.14%		25.06%
$25.52	10.46%		$45.9	1.00%		1.93%		1.53%		1.40%		30.33%
$24.26	27.12%		$39.4	1.00%		1.96%		1.75%		1.21%		24.37%

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Equity Income Fund
Class A
3/31/2018 (Unaudited)	$12.46	0.11	0.08	0.19	(0.10)	(0.40)
9/30/2017	$10.79	0.24	1.73	1.97	(0.04)	(0.26)
9/30/2016	$9.62	0.28	1.35	1.63	(0.26)	(0.20)
12/31/2014(3) – 9/30/2015	$10.00	0.23	(0.46)	(0.23)	(0.15)	—
Class C
3/31/2018 (Unaudited)	$11.97	0.06	0.13	0.19	(0.05)	(0.40)
9/30/2017	$10.72	0.16	1.50	1.66	(0.15)	(0.26)
9/30/2016	$9.60	0.20	1.31	1.51	(0.19)	(0.20)
12/31/2014(3) – 9/30/2015	$10.00	0.23	(0.52)	(0.29)	(0.11)	—
Class I
3/31/2018 (Unaudited)	$11.87	0.12	0.12	0.24	(0.11)	(0.40)
9/30/2017	$10.68	0.27	1.45	1.72	(0.27)	(0.26)
9/30/2016	$9.57	0.29	1.30	1.59	(0.28)	(0.20)
12/31/2014(3) – 9/30/2015	$10.00	0.23	(0.45)	(0.22)	(0.21)	—

Brandes Global Opportunities Value Fund
Class A
3/31/2018 (Unaudited)	$11.70	0.04	0.07	0.11	(0.14)	(0.10)
9/30/2017	$10.17	0.15	1.53	1.68	(0.15)	—
9/30/2016	$9.36	0.15	0.96	1.11	(0.21)	(0.09)
12/31/2014(3) – 9/30/2015	$10.00	0.12	(0.68)	(0.56)	(0.08)	—
Class C
3/31/2018 (Unaudited)	$11.67	(0.01)	0.07	0.06	(0.12)	(0.10)
9/30/2017	$10.15	0.07	1.53	1.60	(0.08)	—
9/30/2016	$9.33	0.07	0.98	1.05	(0.14)	(0.09)
12/31/2014(3) – 9/30/2015	$10.00	0.12	(0.75)	(0.63)	(0.04)	—
Class I
3/31/2018 (Unaudited)	$11.68	0.05	0.08	0.13	(0.14)	(0.10)
9/30/2017	$10.15	0.19	1.52	1.71	(0.18)	—
9/30/2016	$9.33	0.17	0.97	1.14	(0.23)	(0.09)
12/31/2014(3) – 9/30/2015	$10.00	0.12	(0.71)	(0.59)	(0.08)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class which commenced operations on December 31, 2014.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$12.15	1.53	%(1)	$—	(8)	1.25	%(2)	1.88	%(2)	15.45	%(2)	(12.32	)%(2)	10.72	%(1)
$12.46	18.81%		$—	(8)	1.27	%(9)	2.17%		18.00	%(9)	(14.56)%		12.97%
$10.79	17.35%		$—	(8)	1.25%		2.67%		20.41%		(16.49)%		22.38%
$9.62	(2.44	)%(7)	$—	(8)	1.25	%(2)	2.90	%(2)	570.42	%(2)	(566.27	)%(2)	16.78	%(1)

$11.71	1.62	%(1)	$—	(8)	2.00	%(2)	1.02	%(2)	15.49	%(2)	(12.47	)%(2)	10.72	%(1)
$11.97	16.01%		$—	(8)	2.00	%(9)	1.44%		17.88	%(9)	(14.44)%		12.97%
$10.72	16.01%		$—	(8)	2.00%		1.91%		21.51%		(17.60)%		22.38%
$9.60	(2.99	)%(7)	$—	(8)	2.00	%(2)	2.90	%(2)	572.75	%(2)	(567.85	)%(2)	16.78	%(1)

$11.60	2.03	%(1)	$1.2		1.00	%(2)	1.97	%(2)	15.68	%(2)	(12.71	)%(2)	10.72	%(1)
$11.87	16.71%		$1.0		1.00	%(9)	2.45%		16.88	%(9)	(13.43)%		12.97%
$10.68	16.98%		$0.9		1.00%		2.91%		24.04%		(20.13)%		22.38%
$9.57	(2.36	)%(7)	$0.6		1.00	%(2)	2.90	%(2)	37.61	%(2)	(33.71	)%(2)	16.78	%(1)

$11.57	0.87	%(1)	$2.5		1.40	%(2)	0.58	%(2)	1.88	%(2)	0.10	%(2)	11.44	%(1)
$11.70	16.66%		$2.8		1.40	%(9)	1.36%		2.43	%(9)	0.33%		11.49%
$10.17	12.13%		$0.6		1.40%		1.53%		4.57%		(1.64)%		71.20%
$9.36	(5.66	)%(7)	$0.3		1.40	%(2)	1.29	%(2)	9.85	%(2)	(7.16	)%(2)	15.12	%(1)

$11.51	0.47	%(1)	$0.3		2.15	%(2)	(0.17	)%(2)	2.63	%(2)	(0.65	)%(2)	11.44	%(1)
$11.67	15.80%		$0.2		2.15	%(9)	0.62%		3.16	%(9)	(0.39)%		11.49%
$10.15	11.42%		$—	(8)	2.15%		0.78%		5.32%		(2.39)%		71.20%
$9.33	(6.33	)%(7)	$—	(8)	2.15	%(2)	1.86	%(2)	13.79	%(2)	(9.78	)%(2)	15.12	%(1)

$11.57	1.10	%(1)	$30.9		1.15	%(2)	0.83	%(2)	1.68	%(2)	0.30	%(2)	11.44	%(1)
$11.68	16.91%		$28.6		1.15	%(9)	1.62%		2.05	%(9)	0.72%		11.49%
$10.15	12.45%		$5.1		1.15%		1.78%		4.25%		(1.32)%		71.20%
$9.33	(5.92	)%(7)	$3.0		1.15	%(2)	1.55	%(2)	11.77	%(2)	(9.07	)%(2)	15.12	%(1)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Emerging Markets Value Fund
Class A(8)
3/31/2018 (Unaudited)	$9.47	0.02	0.25	0.27	(0.04)	—
9/30/2017	$7.91	0.10	1.60	1.70	(0.14)	—
9/30/2016	$6.19	0.12	1.69	1.81	(0.09)	—
9/30/2015	$9.56	0.11	(3.12)	(3.01)	(0.13)	(0.23)
9/30/2014	$9.23	0.11	0.53	0.64	(0.10)	(0.21)
9/30/2013	$8.96	0.11	0.59	0.70	(0.22)	(0.21)
Class C
3/31/2018 (Unaudited)	$9.43	(0.02)	0.27	0.25	(0.03)	—
9/30/2017	$7.86	0.05	1.58	1.63	(0.06)	—
9/30/2016	$6.15	0.07	1.67	1.74	(0.03)	—
9/30/2015	$9.51	0.05	(3.10)	(3.05)	(0.08)	(0.23)
9/30/2014	$9.19	0.03	0.54	0.57	(0.04)	(0.21)
1/31/2013(3) – 9/30/2013	$9.54	0.02	(0.30)	(0.28)	(0.07)	—
Class I
3/31/2018 (Unaudited)	$9.51	0.03	0.26	0.29	(0.05)	—
9/30/2017	$7.94	0.13	1.60	1.73	(0.16)	—
9/30/2016	$6.21	0.14	1.70	1.84	(0.11)	—
9/30/2015	$9.58	0.13	(3.12)	(2.99)	(0.15)	(0.23)
9/30/2014	$9.24	0.13	0.54	0.67	(0.12)	(0.21)
9/30/2013	$8.99	0.13	0.56	0.69	(0.23)	(0.21)
Class R6
3/31/2018 (Unaudited)	$9.53	0.04	0.25	0.29	(0.05)	—
9/30/2017	$7.93	0.15	1.62	1.77	(0.17)	—
7/11/2016(3) – 9/30/2016	$7.54	0.04	0.38	0.42	(0.03)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Prior to January 31, 2013, Class A shares were know as Class S shares.
(9)	Amount is less than $50,000.
(10)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$9.70	2.90	%(1)	$294.7		1.45	%(2)(10)	0.41	%(2)	1.41	%(2)(10)	0.45	%(2)	19.34	%(1)
$9.47	21.78%		$319.2		1.42	%(10)	1.27%		1.40	%(10)	1.29%		23.67%
$7.91	29.38%		$305.0		1.37%		1.74%		1.39%		1.72%		26.48%
$6.19	(32.32)%		$295.6		1.37%		1.46%		1.40%		1.43%		35.02%
$9.56	7.09%		$266.9		1.37%		1.10%		1.37%		1.10%		22.54%
$9.23	8.09%		$131.7		1.37%		1.16%		1.46%		1.07%		21.74%

$9.65	2.62	%(1)	$29.0		2.19	%(2)(10)	(0.33	)%(2)	2.15	%(2)(10)	(0.29	)%(2)	19.34	%(1)
$9.43	20.83%		$28.2		2.17	%(10)	0.52%		2.14	%(10)	0.55%		23.67%
$7.86	28.38%		$22.4		2.12%		0.99%		2.14%		0.97%		26.48%
$6.15	(32.83)%		$18.4		2.12%		0.62%		2.14%		0.60%		35.02%
$9.51	6.38%		$25.3		2.12%		0.35%		2.13%		0.34%		22.54%
$9.19	(2.84	)%(7)	$5.3		2.12	%(2)	0.42	%(2)	2.20	%(2)	0.34	%(2)	21.74	%(1)

$9.75	3.05	%(1)	$1,491.7		1.20	%(2)(10)	0.66	%(2)	1.20	%(2)(10)	0.66	%(2)	19.34	%(1)
$9.51	22.07%		$1,311.5		1.17	%(10)	1.51%		1.20	%(10)	1.48%		23.67%
$7.94	29.70%		$829.0		1.12%		1.99%		1.19%		1.92%		26.48%
$6.21	(32.13)%		$725.1		1.12%		1.58%		1.19%		1.51%		35.02%
$9.58	7.41%		$1,144.3		1.12%		1.34%		1.18%		1.28%		22.54%
$9.24	8.20%		$287.7		1.12%		1.41%		1.26%		1.27%		21.74%

$9.77	3.05	%(1)	$88.2		1.05	%(2)(10)	0.81	%(2)	1.16	%(2)(10)	0.70	%(2)	19.34	%(1)
$9.53	22.53%		$97.4		1.02	%(10)	1.68%		1.17	%(10)	1.53%		23.67%
$7.93	5.59	%(7)	$—	(9)	0.97	%(2)	2.14	%(2)	1.14	%(2)	1.97	%(2)	26.48	%(1)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes International Small Cap Fund
Class A(8)
3/31/2018 (Unaudited)	$14.30	0.05	(0.19)	(0.14)	(0.52)	(0.48)
9/30/2017	$13.46	0.14	1.32	1.46	(0.34)	(0.28)
9/30/2016	$12.58	0.09	1.22	1.31	(0.23)	(0.20)
9/30/2015	$13.55	0.04	(0.43)	(0.39)	(0.17)	(0.41)
9/30/2014	$13.72	0.06	1.02	1.08	(0.36)	(0.89)
9/30/2013	$10.56	0.06	3.36	3.42	(0.14)	(0.12)
Class C
3/31/2018 (Unaudited)	$14.03	(0.01)	(0.18)	(0.19)	(0.50)	(0.48)
9/30/2017	$13.24	0.04	1.30	1.34	(0.27)	(0.28)
9/30/2016	$12.42	0.00	1.19	1.19	(0.17)	(0.20)
9/30/2015	$13.45	(0.04)	(0.44)	(0.48)	(0.14)	(0.41)
9/30/2014	$13.68	(0.04)	1.02	0.98	(0.32)	(0.89)
1/31/2013(3) – 9/30/2013	$11.90	(0.02)	1.83	1.81	(0.03)	—
Class I
3/31/2018 (Unaudited)	$14.35	0.06	(0.19)	(0.13)	(0.53)	(0.48)
9/30/2017	$13.50	0.17	1.32	1.49	(0.36)	(0.28)
9/30/2016	$12.61	0.12	1.22	1.34	(0.25)	(0.20)
9/30/2015	$13.58	0.08	(0.44)	(0.36)	(0.20)	(0.41)
9/30/2014	$13.74	0.09	1.03	1.12	(0.39)	(0.89)
9/30/2013	$10.56	0.09	3.37	3.46	(0.16)	(0.12)
Class R6
3/31/2018 (Unaudited)	$14.36	0.07	(0.20)	(0.13)	(0.53)	(0.48)
9/30/2017	$13.50	0.18	1.33	1.51	(0.37)	(0.28)
6/27/2016(3) – 9/30/2016	$12.38	0.04	1.13	1.17	(0.05)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Prior to January 31, 2013, Class A shares were know as Class S shares.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)	Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$13.16	(1.08	)%(1)	$124.2	1.31	%(2)(9)	0.67	%(2)	1.31	%(2)(9)	0.67	%(2)	11.36	%(1)
$14.30	11.29%		$176.9	1.30	%(9)	1.04%		1.30	%(9)	1.04%		21.37%
$13.46	10.60%		$121.1	1.32%		0.71%		1.31%		0.72%		21.00%
$12.58	(2.76)%		$79.1	1.40%		0.35%		1.32%		0.43%		24.82%
$13.55	8.36%		$50.1	1.40%		0.42%		1.39%		0.43%		24.30%
$13.72	32.98%		$31.2	1.40%		0.49%		1.68%		0.21%		24.45%

$12.86	(1.51	)%(1)	$23.7	2.07	%(2)(9)	(0.09	)%(2)	2.07	%(2)(9)	(0.09	)%(2)	11.36	%(1)
$14.03	10.52%		$27.2	2.05	%(9)	0.29%		2.05	%(9)	0.29%		21.37%
$13.24	9.78%		$19.8	2.06%		(0.03)%		2.06%		(0.03)%		21.00%
$12.42	(3.49)%		$15.1	2.07%		(0.34)%		2.07%		(0.34)%		24.82%
$13.45	7.60%		$12.3	2.14%		(0.32)%		2.14%		(0.32)%		24.30%
$13.68	15.23	%(7)	$1.5	2.15	%(2)	(0.25	)%(2)	2.40	%(2)	(0.50	)%(2)	24.45	%(1)

$13.21	(1.02	)%(1)	$1,240.3	1.12	%(2)(9)	0.86	%(2)	1.12	%(2)(9)	0.86	%(2)	11.36	%(1)
$14.35	11.54%		$1,543.9	1.10	%(9)	1.24%		1.10	%(9)	1.24%		21.37%
$13.50	10.85%		$1,212.4	1.13%		0.90%		1.11%		0.92%		21.00%
$12.61	(2.58)%		$877.6	1.15%		0.59%		1.12%		0.62%		24.82%
$13.58	8.67%		$567.9	1.15%		0.67%		1.18%		0.64%		24.30%
$13.74	33.41%		$81.5	1.15%		0.74%		1.48%		0.31%		24.45%

$13.22	(1.00	)%(1)	$74.8	1.02	%(2)(9)	0.96	%(2)	1.07	%(2)(9)	0.91	%(2)	11.36	%(1)
$14.36	11.67%		$76.1	1.01	%(9)	1.33%		1.05	%(9)	1.29%		21.37%
$13.50	9.49	%(7)	$16.5	1.00	%(2)	1.03	%(2)	1.06	%(2)	0.97	%(2)	21.00	%(1)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Small Cap Value Fund
Class A
1/2/2018(3) –3/31/2018 (Unaudited)	$10.00	0.03	(0.47)	(0.44)	— (9)	—
Class I
1/2/2018(3) – 3/31/2018 (Unaudited)	$10.00	0.01	(0.43)	(0.42)	(0.01)	—
Class R6
1/2/2018(3) – 3/31/2018 (Unaudited)	$10.00	0.01	(0.40)	(0.39)	(0.01)	—

Brandes Core Plus Fixed Income Fund
Class A
3/31/2018 (Unaudited)	$9.18	0.11	(0.22)	(0.11)	(0.11)	—
9/30/2017	$9.39	0.20	(0.18)	0.02	(0.21)	(0.02)
9/30/2016	$9.14	0.22	0.26	0.48	(0.22)	(0.01)
9/30/2015	$9.22	0.19	(0.02)	0.17	(0.20)	(0.05)
9/30/2014	$9.16	0.25	0.06	0.31	(0.24)	(0.01)
1/31/2013(3) – 9/30/2013	$9.43	0.20	(0.28)	(0.08)	(0.19)	—
Class I
3/31/2018 (Unaudited)	$9.25	0.12	(0.22)	(0.10)	(0.12)	—
9/30/2017	$9.44	0.22	(0.16)	0.06	(0.23)	(0.02)
9/30/2016	$9.20	0.24	0.25	0.49	(0.24)	(0.01)
9/30/2015	$9.28	0.21	(0.02)	0.19	(0.22)	(0.05)
9/30/2014	$9.19	0.27	0.10	0.37	(0.27)	(0.01)
9/30/2013	$9.60	0.32	(0.23)	0.09	(0.38)	(0.12)
Class R6
10/10/2017(3) – 3/31/2018 (Unaudited)	$9.25	0.12	(0.18)	(0.06)	(0.16)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.
(9)	Amount is less than $(0.01).
(10)	Amount is less than $50,000.

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$9.56	(4.38	)%(7)	$—	(10)	1.15	%(2)	1.20	%(2)	4.59	%(2)	(2.24	)%(2)	9.73	%(1)

$9.57	(4.24	)%(7)	$5.0		0.90	%(2)	0.39	%(2)	5.08	%(2)	(3.79	)%(2)	9.73	%(1)

$9.60	(3.93	)%(7)	$4.5		0.72	%(2)	0.63	%(2)	3.27	%(2)	(1.92	)%(2)	9.73	%(1)

$8.96	(1.20	)%(1)	$2.4		0.70	%(2)	2.44	%(2)	0.86	%(2)	2.28	%(2)	33.46	%(1)
$9.18	0.28%		$3.3		0.71	%(8)	2.25%		0.85	%(8)	2.11%		35.10%
$9.39	5.32%		$2.0		0.70%		2.38%		0.93%		2.15%		35.88%
$9.14	1.78%		$2.1		0.70%		2.07%		1.06%		1.71%		11.24%
$9.22	3.52%		$2.1		0.70%		2.68%		1.33%		2.05%		18.63%
$9.16	(0.88	)%(7)	$1.4		0.70	%(2)	3.23	%(2)	1.45	%(2)	2.48	%(2)	33.91	%(1)

$9.03	(1.08	)%(1)	$97.1		0.50	%(2)	2.64	%(2)	0.66	%(2)	2.48	%(2)	33.46	%(1)
$9.25	0.71%		$97.9		0.51	%(8)	2.45%		0.66	%(8)	2.30%		35.10%
$9.44	5.43%		$97.2		0.50%		2.58%		0.72%		2.36%		35.88%
$9.20	2.02%		$72.1		0.50%		2.26%		0.86%		1.90%		11.24%
$9.28	4.10%		$43.3		0.50%		2.88%		1.20%		2.18%		18.63%
$9.19	0.89%		$29.7		0.50%		3.43%		1.23%		2.70%		33.91%

$9.03	(0.68	)%(7)	$—	(10)	0.35	%(2)	2.80	%(2)	0.51	%(2)	2.64	%(2)	33.46	%(1)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION

The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Global Equity Income Fund (the “Global Income Fund”), the Brandes Global Opportunities Value Fund (the “Global Opportunities Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company.

The International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, December 31, 2014, December 31, 2014, January 31, 2011, January 31, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, January 31, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.

The International Fund has four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund, the Global Income Fund and Global Opportunities Fund have three classes of shares: Class A, Class C and Class I. The Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6. Prior to January 31, 2013, Class A shares were known as Class S shares for the International, Global, Emerging Markets and International Small Cap (Class A shares have the same operating expenses as Class S shares).

The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $1 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund, Global Income Fund and Global Opportunities Fund invest their assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

A.	Repurchase Agreements. Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. If the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement with any other party, the investment advisor will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2018, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

B.	Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

C.	Delayed Delivery Securities. The Funds may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds did not have any open commitments on delayed delivery securities as of March 31, 2018.

D.	Participatory Notes. The International, Global, Global Income, Global Opportunities, Emerging Markets and International Small Cap Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty. During the six months ended March 31, 2018, the Funds did not make any counterparty credit risk valuation adjustments.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

The International, Global, Global Income, Global Opportunities, Emerging Markets Value Fund and International Small Cap Funds did not invest in any participatory notes at March 31, 2018.

E.	Investment Transactions, Dividends and Distributions. Investment transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund’s investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of the Fund’s shares based upon the relative net asset values of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Funds amortize premiums and accrete discounts using the constant yield method.

F.	Concentration of Risk. As of March 31, 2018, the International, Global, Global Income, Global Opportunities, Emerging Markets and International Small Cap Funds held significant portions of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the International, Global, Global Income, Global Opportunities, Emerging Markets and International Small Cap Funds’ net assets. The investment advisor monitors these off-balance sheet risks.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

H.	Securities Lending. The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2018, the Global Income Fund, Global Opportunities Fund, Emerging Markets Fund, Small Cap Value Fund and Core Plus Fund did not have any securities on loan. The International Fund, Global Fund and International Small Cap Fund had market values of securities loaned of $9,750,752, $700,692 and $7,391,344 and received non-cash collateral for the loans of $10,307,474, $740,698 and $7,890,716, respectively. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedule of Investments or Statement of Assets and Liabilities.

I.	Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

J.	Accounting for Uncertainty in Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust has adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Funds are those that are open for exam by taxing authorities (2014 through 2017). As of March 31, 2018 the Trust has no examinations in progress.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-ended September 30, 2017.

The Trust identifies its major tax jurisdictions as the U.S. Government and the State of California. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

K.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 — Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

L.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of March 31, 2018, the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $511,535,757, $40,115,026, $652,178, $16,827,009, $850,175,289 and $682,442,894 that represent 80.08%, 58.49%, 54.51%, 49.90%, 44.66% and 46.65% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

On March 30, 2018 the US and certain other financial markets were closed, while some other foreign markets were open. The Funds’ securities were valued as of the close of regular trading on the last day the New York Stock Exchange was open to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The following is a summary of the level inputs used, as of March 31, 2018, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Consumer Discretionary	$—	$98,812,018	$—	$98,812,018
Consumer Staples	3,287,832	58,593,362	—	61,881,194
Energy	5,044,131	60,118,344	—	65,162,475
Financials	—	110,355,662	—	110,355,662
Health Care	—	84,050,546	—	84,050,546
Industrials	10,915,268	26,353,528	—	37,268,796
Information Technology	—	24,932,351	—	24,932,351
Materials	9,345,361	6,153,553	—	15,498,914
Real Estate	11,206,237	—	—	11,206,237
Telecommunication Services	—	44,112,528	—	44,112,528
Utilities	—	16,938,114	—	16,938,114

Total Common Stocks	39,798,829	530,420,006	—	570,218,835

Preferred Stocks
Energy	11,108,855	8,735,350	—	19,844,205
Telecommunication Services	8,251,933	—	—	8,251,933

Total Preferred Stocks	19,360,788	8,735,350	—	28,096,138

Repurchase Agreements	—	37,007,755	—	37,007,755

Total Investments in Securities	$59,159,617	$576,163,111	$—	$635,322,728

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Consumer Discretionary	$—	$9,459,798	$—	$9,459,798
Consumer Staples	1,244,103	4,961,168	—	6,205,271
Energy	2,309,308	6,014,961	—	8,324,269
Financials	10,222,540	6,558,488	—	16,781,028
Health Care	7,597,867	5,154,597	—	12,752,464
Industrials	3,017,575	1,830,974	—	4,848,549
Information Technology	1,115,045	2,960,239	—	4,075,284
Real Estate	736,388	—	—	736,388
Telecommunication Services	—	1,878,633	—	1,878,633
Utilities	—	1,846,454	—	1,846,454

Total Common Stocks	26,242,826	40,665,312	—	66,908,138

Repurchase Agreements	—	1,467,379	—	1,467,379

Total Investments in Securities	$26,242,826	$42,132,691	$—	$68,375,517

Global Equity Income
Common Stocks
Consumer Discretionary	$—	$134,995	$—	$134,995
Consumer Staples	37,861	94,566	—	132,427
Energy	—	112,500	—	112,500
Financials	76,875	85,418	—	162,293
Health Care	104,659	85,820	—	190,479
Industrials	20,831	35,489	—	56,320
Information Technology	21,175	29,709	—	50,884
Real Estate	26,164	—	—	26,164
Telecommunication Services	38,604	18,331	—	56,935
Utilities	23,790	34,198	—	57,988

Total Common Stocks	349,959	631,026	—	980,985

Preferred Stocks
Financials	94,212	—	—	94,212
Information Technology	—	21,152	—	21,152

Total Preferred Stocks	94,212	21,152	—	115,364

Total Investments in Securities	$444,171	$652,178	$—	$1,096,349

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Opportunities Value
Common Stocks
Consumer Discretionary	$836,810	$4,223,613	$—	$5,060,423
Consumer Staples	1,775,938	2,887,529	—	4,663,467
Energy	1,669,727	1,104,774	—	2,774,501
Financials	1,368,336	2,123,897	—	3,492,233
Health Care	1,376,772	1,803,059	—	3,179,831
Industrials	2,157,424	1,040,150	—	3,197,574
Information Technology	—	1,041,934	—	1,041,934
Materials	337,580	—	—	337,580
Real Estate	2,268,163	254,821	—	2,522,984
Telecommunication Services	538,341	1,722,874	—	2,261,215
Utilities	378,534	922,295	—	1,300,829

Total Common Stocks	12,707,625	17,124,946	—	29,832,571

Preferred Stocks
Consumer Discretionary	—	680,216	—	680,216
Consumer Staples	317,250	—	—	317,250
Energy	386,767	453,738	—	840,505

Total Preferred Stocks	704,017	1,133,954	—	1,837,971

Repurchase Agreements	—	2,087,079	—	2,087,079

Total Investments in Securities	$13,411,642	$20,345,979	$—	$33,757,621

Emerging Markets Fund
Common Stocks
Consumer Discretionary	$123,556,354	$219,819,570	$—	$343,375,924
Consumer Staples	80,760,864	—	—	80,760,864
Energy	113,771,603	13,256,639	—	127,028,242
Financials	39,873,633	212,392,319	—	252,265,952
Health Care	—	21,631,367	—	21,631,367
Industrials	107,922,052	—	—	107,922,052
Information Technology	—	138,679,547	—	138,679,547
Materials	54,766,101	18,657,605	—	73,423,706
Real Estate	99,038,393	54,835,615	—	153,874,008
Telecommunication Services	37,313,056	202,647,096	—	239,960,152
Utilities	39,201,409	48,787,791	—	87,989,200

Total Common Stocks	696,203,465	930,707,549	—	1,626,911,014

Preferred Stocks
Consumer Discretionary	—	37,426,392	—	37,426,392
Consumer Staples	58,065,745	—	—	58,065,745
Energy	49,719,786	16,626,827	—	66,346,613
Financials	10,098,403	—	—	10,098,403
Telecommunication Services	15,637,442	—	—	15,637,442
Utilities	14,982,103	—	—	14,982,103

Total Preferred Stocks	148,503,479	54,053,219	—	202,556,698

Repurchase Agreements	—	34,702,577	—	34,702,577

Total Investments in Securities	$844,706,944	$1,019,463,345	$—	$1,864,170,289

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Consumer Discretionary	$117,038,388	$154,519,385	$—	$271,557,773
Consumer Staples	133,539,915	157,684,795	—	291,224,710
Energy	10,876,748	—	—	10,876,748
Financials	—	80,539,212	—	80,539,212
Health Care	33,630,361	49,757,492	—	83,387,853
Industrials	114,188,412	116,314,474	—	230,502,886
Information Technology	50,097,103	41,407,495	—	91,504,598
Real Estate	97,207,750	17,382,512	—	114,590,262
Telecommunication Services	8,701,944	36,872,072	—	45,574,016
Utilities	37,054,322	26,144,413	—	63,198,735

Total Common Stocks	602,334,943	680,621,850	—	1,282,956,793

Preferred Stocks
Health Care	—	13,420,570	—	13,420,570
Utilities	25,658,489	—	—	25,658,489

Total Preferred Stocks	25,658,489	13,420,570	—	39,079,059

Repurchase Agreements	—	127,342,017	—	127,342,017

Total Investments in Securities	$627,993,432	$821,384,437	$—	$1,449,377,869

Small Cap Value Fund
Common Stocks
Consumer Discretionary	$1,283,096	$—	$—	$1,283,096
Consumer Staples	705,654	—	—	705,654
Energy	458,862	—	—	458,862
Financials	794,905	—	—	794,905
Health Care	1,395,805	—	—	1,395,805
Industrials	1,194,818	—	—	1,194,818
Information Technology	1,260,427	—	—	1,260,427
Real Estate	422,127	—	—	422,127

Total Common Stocks	7,515,694	—	—	7,515,694

Preferred Stocks
Energy	143,750	—	—	143,750

Total Preferred Stocks	143,750	—	—	143,750

Corporate Bonds
Industrials	—	173,601	—	173,601
Utilities	—	269,954	—	269,954

Total Corporate Bonds	—	443,555	—	443,555

Repurchase Agreements	—	1,375,065	—	1,375,065

Total Investments in Securities	$7,659,444	$1,818,620	$—	$9,478,064

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Core Plus Fund
Common Stock	$11,492	$—	$—	$11,492
Asset Backed Securities	—	2,013,703	—	2,013,703
Corporate Bonds	—	36,738,769	—	36,738,769
Government Securities	—	54,234,364	—	54,234,364
Mortgage Backed Securities	—	3,734,329	—	3,734,329
Repurchase Agreements	—	422,267	—	422,267

Total Investments in Securities	$11,492	$97,143,432	$—	$97,154,924

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Fund	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$—	$734,590	$19,420	$645,571	$49,649,123	$82,673,032
Transfers out of Level 1	(10,607,171)	(637,886)	(12,632)	(822,786)	(100,927,245)	(85,399,170)

Net Transfers into (out of) Level 1	$(10,607,171)	$96,704	$6,788	$(177,215)	$(51,278,122)	$(2,726,138)

Transfers into Level 2	$10,607,171	$637,886	$12,632	$822,786	$100,927,245	$85,399,170
Transfers out of Level 2	—	(734,590)	(19,420)	(645,571)	(49,649,123)	(82,673,032)

Net Transfers into (out of) Level 2	$10,607,171	$(96,704)	$(6,788)	$177,215	$51,278,122	$2,726,138

There were no transfers into or out of Levels 1 or 2 during six months ended March 31, 2018 for the Core Plus Fund. Level transfers are recognized at the end of reporting periods; therefore, there were no transfers between Level 1 and Level 2 securities in the Small Cap Value Fund for the period ending March 31, 2018.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on March 31, 2018. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on March 31, 2018.

There were no Level 3 securities in the International, Global, Global Income, Global Opportunities, Emerging Markets, International Small Cap, Small Cap Value and Core Plus Funds at the beginning or during the periods presented.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A.	Advisor Fee. Brandes Investment Partners, L.P. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.80% of the first $2.5 billion of average daily net assets, 0.75% on average daily net assets from $2.5 billion to $5.0 billion, and 0.70% of the average daily net assets greater than $5.0 billion, of the International Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets, 0.90% on average daily net assets from $2.5 billion to $5.0 billion, and 0.85% of the amount of average daily net assets greater than $5.0 billion, of the Emerging Markets Fund. The Global Fund, Global Income Fund, Global Opportunities Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund incurred a monthly fee at the annual rate of 0.80%, 0.80%, 0.95%, 0.95%, 0.35% and 0.50% based upon their average daily net assets, respectively. For the six months ended March 31, 2018, the International Fund, the Global Fund, the Global Income Fund, the Global Opportunities Fund, the Emerging Markets Fund, the International Small Cap Fund, the Small Cap Value Fund and the Core Plus Fund incurred $2,526,323, $279,477, $4,250, $158,460, $8,612,310, $8,043,167, $9,916, and $174,226 in advisory fees, respectively.

Certain officers and trustees of the Trust are also officers of the Advisor.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit each Fund’s annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2020 (the “Expense Cap Agreement”):

Fund	Class A	Class C	Class I	Class R6
International Fund	1.20%	1.95%	1.00%	0.82%
Global Fund	1.25%	2.00%	1.00%	N/A
Global Income Fund	1.25%	2.00%	1.00%	N/A
Global Opportunities Fund	1.40%	2.15%	1.15%	N/A
Emerging Markets Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%
Core Plus Fund	0.70%	N/A	0.50%	0.35%

The Funds may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses,

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.

Any reimbursements of fee waivers made by the Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. For the six months ended March 31, 2018, the Advisor waived expenses and/or reimbursed the Funds $11,420, $67,508, $77,948, $87,417, $77,932, $17,856, $56,209 and $79,432 for the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund, respectively. Repayment rights expire as follows:

Fund	Potential Recovery Expiring March 31, 2021
International Fund	$49,857
Global Fund	539,039
Global Income Fund	508,847
Global Opportunities Fund	635,749
Emerging Markets Fund	1,405,834
International Small Cap Fund	43,913
Small Cap Value Fund	56,209
Core Plus Fund	523,435

The Advisor did not recoup any fees previously waived or reimbursed for the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund. For the six months ended March 31, 2018, the Advisor recouped fees previously waived or reimbursed in the following amounts:

Fund	Class A	Class C	Class I
Emerging Markets Fund	$69,255	$4,750	$4,300

B.

Administration Fee.  U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the administrator monthly, a fee accrued daily and based on the Fund’s average daily net assets. The

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Funds may also reimburse the Administrator for out-of-pocket expenses incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fees in the Statement of Operations.

C.	Distribution and Servicing Fees. ALPS Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. A portion of the Funds’ distribution expenses is paid by the Advisor.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Funds’ Class A and C shares. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of such Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% and 0.75% of the average daily net assets of each Fund’s Class A and C shares, respectively. During the six months ended March 31, 2018, the Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class C shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. For the six months ended March 31, 2018, the following Funds incurred expenses pursuant to the Plan:

Fund	Class A	Class C
International Fund	$41,774	$69,195
Global Fund	6,952	6,132
Global Income Fund	5	1
Global Opportunities Fund	3,351	1,148
Emerging Markets Fund	361,137	108,895
International Small Cap Fund	188,406	96,947
Small Cap Value Fund	—	N/A
Core Plus Fund	3,297	N/A

The Funds have adopted a Shareholder Service Plan for Class C, and have authorized sub-transfer agency fee payments for Class I, to pay to securities broker-dealers, retirement plan sponsors and administrators, banks and their affiliates, and other institutions and service professionals, as shareholder servicing agents of the Funds, an annual fee for non-distribution sub-transfer agent and/or subaccounting services up to 0.25% and 0.05% of annual net assets attributable to Class C and Class I,

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

respectively (the “Service Fees”). For the six months ended March 31, 2018, the Funds incurred the following Service Fees:

Fund	Class C	Class I
International Fund	$23,065	$138,093
Global Fund	2,044	15,668
Global Income Fund	—	264
Global Opportunities Fund	383	7,593
Emerging Markets Fund	36,298	350,256
International Small Cap Fund	32,316	360,221
Small Cap Value Fund	N/A	616
Core Plus Fund	N/A	24,230

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short term investments, were as follows for the six months ended March 31, 2018:

	U.S. Government		Other
Fund	Purchases	Sales	Purchases		Sales
International Fund	$—	$—	$66,091,076		$59,408,354
Global Fund	$—	$—	$3,544,862		$4,446,508
Global Income Fund	$—	$—	$165,886		$111,451
Global Opportunities Fund	$—	$—	$5,745,839		$3,556,525
Emerging Markets Fund	$—	$—	$401,829,685		$341,424,092
International Small Cap Fund	$—	$—	$172,523,529		$443,810,464
Small Cap Value Fund	$—	$—	$8,894,599	*	$538,777
Core Plus Fund	$22,356,961	$26,968,465	$10,958,912		$4,990,318

*	Includes long-term Transfer in-kind of $8,051,136. See Note 10 for more information.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock activity for each class of shares was as follows (shares and dollar amounts in thousands):

	International Fund				Global Fund
	Six Months Ended 3/31/2018		Year Ended 9/30/2017		Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	308	$5,505	1,203	$19,919	18	$442	173	$3,765
Class C	76	1,352	370	6,087	4	98	18	419
Class E	N/A	N/A	— *	— *	N/A	N/A	—	—
Class I	4,679	84,026	11,479	189,635	76	1,892	414	9,377
Class R6	149	2,668	1,079	17,826	N/A	N/A	N/A	N/A
Issued on Reinvestment of Distributions
Class A	—	—	37	613	6	153	6	129
Class C	—	—	25	394	2	39	1	20
Class E	N/A	N/A	—	—	N/A	N/A	—	—
Class I	17	313	853	14,044	67	1,629	49	1,146
Class R6	1	11	61	1,013	N/A	N/A	N/A	N/A
Shares Redeemed
Class A	(188)	(3,380)	(351)	(5,784)	(71)	(1,818)	(158)	(3,702)
Class C	(60)	(1,071)	(200)	(3,206)	(8)	(197)	(43)	(998)
Class E	N/A	N/A	(35)	(546)	N/A	N/A	(3)	(58)
Class I	(3,338)	(60,391)	(23,699)	(371,858)	(128)	(3,179)	(170)	(3,903)
Class R6	(1,590)	(29,084)	(705)	(11,108)	N/A	N/A	N/A	N/A

Net Increase/(Decrease) Resulting from Fund Share Transactions	54	$(51)	(9,883)	$(142,971)	(34)	$(941)	287	$6,195

*	Value calculated is less than 500 shares.

	Global Income Fund							Global Opportunities Fund
	Six Months Ended 3/31/2018				Year Ended 9/30/2017			Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares		Amount		Shares		Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	4		$43		—		$—	14	$167	221	$2,324
Class C	—		—		—		—	16	188	27	293
Class I	9		112		4		52	226	2,631	1,988	21,710
Issued on Reinvestment of Distributions
Class A	—	*	—	*	—	*	— *	5	52	3	35
Class C	—	*	—	*	—	*	— *	— *	5	— *	1
Class I	4		43		4		42	52	603	27	301
Shares Redeemed
Class A	—		—		—	*	(5)	(37)	(429)	(43)	(491)
Class C	—		—		(1)		(12)	(8)	(98)	(12)	(126)
Class I	(2)		(19)		—	*	(1)	(60)	(703)	(64)	(730)

Net Increase Resulting from Fund Share Transactions	15		$179		7		$76	208	$2,416	2,147	$23,317

*	Value calculated is less than 500 shares/dollars.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Markets Fund				International Small Cap Fund
	Six Months Ended 3/31/2018		Year Ended 9/30/2017		Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	4,141	$40,614	8,874	$74,295	1,285	$17,709	7,258	$99,175
Class C	317	3,039	820	7,002	103	1,402	760	10,303
Class I	27,901	274,413	61,145	526,426	14,151	194,908	38,991	539,640
Class R6	949	9,099	10,962	92,156	220	3,041	4,032	55,496
Issued on Reinvestment of Distributions
Class A	111	1,076	521	4,400	770	10,437	478	6,339
Class C	8	78	18	136	138	1,836	64	825
Class I	661	6,417	2,062	17,780	7,490	101,899	4,516	60,137
Class R6	54	529	129	1,149	397	5,405	161	2,155
Shares Redeemed
Class A	(7,582)	(72,303)	(14,227)	(124,299)	(4,991)	(68,974)	(4,363)	(60,409)
Class C	(309)	(2,985)	(700)	(5,797)	(341)	(4,604)	(375)	(5,059)
Class I	(13,481)	(131,604)	(29,682)	(252,615)	(35,335)	(484,380)	(25,736)	(356,359)
Class R6	(2,196)	(21,607)	(872)	(7,713)	(254)	(3,518)	(116)	(1,615)

Net Increase/(Decrease) Resulting from Fund Share Transactions	10,574	$106,766	39,050	$332,920	(16,367)	$(224,839)	25,670	$350,628

	Small Cap Value Fund				Core Plus Fund
	Period Ended 3/31/2018				Six Months Ended 3/31/2018				Year Ended 9/30/2017
	Shares		Amount		Shares		Amount		Shares	Amount
Shares Sold
Class A	—	*	$—	*	55		$502		786	$7,238
Class E	N/A		N/A		N/A		N/A		—	—
Class I	527		5,269		2,960		27,088		2,949	27,174
Class R6	468		4,566		—	*	—	*	N/A	N/A
Issued on Reinvestment of Distributions
Class A	—	*	—	*	4		31		7	66
Class E	N/A		N/A		N/A		N/A		— *	1
Class I	—	*	3		139		1,260		281	2,599
Class R6	—	*	3		—	*	—	*	N/A	N/A
Shares Redeemed
Class A	—		—		(160)		(1,455)		(648)	(5,938)
Class E	N/A		N/A		N/A		N/A		(34)	(316)
Class I	—		—		(2,922)		(26,636)		(2,941)	(27,150)
Class R6	—		—		—		—		N/A	N/A

Net Increase Resulting from Fund Share Transactions	995		$9,841		76		$790		400	$3,674

*	Value calculated is less than 500 shares/dollars.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 6 – FEDERAL INCOME TAX MATTERS

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended September 30, 2017, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency transactions, passive foreign investment companies, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
International Fund	$387,160	$(8,783,479)	$8,396,319
Global Fund	147,897	(147,897)	—
Global Income Fund	16	(16)	—
Global Opportunities Fund	(15,312)	15,312	—
Emerging Markets Fund	(1,089,492)	1,089,493	(1)
International Small Cap Fund	16,577,605	(16,577,605)	—
Core Plus Fund	26,285	(26,285)	—

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	International Fund	Global Fund	Global Income Fund	Global Opportunities Fund
Cost of investments for tax purposes	$646,687,789	$60,591,358	$905,751	$29,429,636

Gross tax unrealized appreciation	46,414,480	12,118,510	157,599	3,121,153
Gross tax unrealized depreciation	(84,127,257)	(4,118,997)	(30,552)	(972,397)

Net unrealized appreciation (depreciation) on investments and foreign currency	(37,712,023)	7,999,513	127,047	2,148,756
Distributable ordinary income	—	—	5,991	238,608
Distributable long-term capital gains	—	1,417,146	17,014	77,867

Total distributable earnings	—	1,417,146	23,005	316,475

Other accumulated gains/(losses)	(56,712,130)	(15,121)	31	42

Total accumulated earnings	$(94,424,153)	$9,401,538	$150,083	$2,465,273

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Markets Fund	International Small Cap Fund	Core Plus Fund
Cost of investments for tax purposes	$1,639,295,746	$1,748,225,824	$99,849,690

Gross tax unrealized appreciation	252,618,309	150,064,333	2,327,779
Gross tax unrealized depreciation	(132,800,962)	(108,669,774)	(1,298,975)

Net unrealized appreciation (depreciation) on investments and foreign currency	119,817,347	41,394,559	1,028,804
Distributable ordinary income	3,058,564	59,169,707	3,163
Distributable long-term capital gains	—	36,065,154	—

Total distributable earnings	3,058,564	95,234,861	3,163

Other accumulated gains/(losses)	(145,524,310)	(195,662)	(77,473)

Total accumulated earnings	$(22,648,399)	$136,433,758	$954,494

The differences between book and tax basis distributable earnings are primarily related to foreign currency adjustments and the differences in classification of paydown gains and losses for tax purposes compared to book purposes. These differences are temporary.

The tax composition of dividends for the periods ended September 30, 2017 and September 30, 2016 for the Funds, were as follows:

	Ordinary Income		Long Term Capital Gains
Fund	2017	2016	2017	2016
International Fund	$17,288,853	$16,352,215	$—	$—
Global Fund	1,158,288	1,719,172	144,842	276,184
Global Income Fund	27,560	33,075	16,627	—
Global Opportunities Fund	347,227	210,265	—	—
Emerging Markets Fund	26,232,726	14,620,792	—	—
International Small Cap Fund	55,283,372	29,288,452	16,143,560	7,825,526
Core Plus Fund	2,708,539	2,147,788	—	67,658

At September 30, 2017 the Funds had capital losses expiring and capital loss carryforwards utilized as indicated below:

Fund	2018	Indefinite	Utilized
International Fund	$29,067,216	$25,582,177	$8,890,861
Global Fund	—	—	—
Global Income Fund	—	—	—
Global Opportunities Fund	—	—	—
Emerging Markets Fund	—	145,372,966	15,860,334
International Small Cap Fund	—	—	—
Core Plus Fund	—	77,473	—

At September 30, 2017, the International Fund had ordinary loss deferal of $2,348,860.

Because Small Cap Value Fund’s initial tax year has not been closed, no federal income tax provision is available. A discussion of federal income tax matters will be included in the Annual Report dated September 30, 2018.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 7 – OFFERING PRICE PER SHARE

The public offering price for Class A shares is the net asset value per share plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75% for the International, Global, Global Income, Global Opportunities, Emerging Markets and International Small Cap Funds, and 3.75% for the Core Plus and Credit Focus Yield Funds. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by redeeming shareholders within 12 months of purchase. As a result the redemption price may differ from the net asset value per share. The public offering prices for I shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

NOTE 8 – TRANSACTIONS WITH AFFILIATES

The following issuers were affiliated with the Emerging Markets Fund and International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the year from October 1, 2017 through March 31, 2018:

Emerging Markets Fund

Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At March 31, 2018	Dividend Income	Unrealized Appreciation/ Depreciation	Realized Gain/Loss	Value At March 31, 2018
Urbi Desarrollos Urbanos SA de CV	10,242,449	—	—	10,242,449	$—	$(426,897)	$—	$3,763,452

					$—	$(426,897)	$—	$3,763,452

International Small Cap Fund

Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At March 31, 2018	Dividend Income	Unrealized Appreciation/ Depreciation	Realized Gain/Loss	Value At March 31, 2018
C&C Group Plc(1)	16,714,412	309,700	(1,713,244)	15,310,868	$1,030,781	$(4,297,752)	$(984,095)	$50,112,474
Countrywide Plc	15,257,124	1,829,971	—	17,087,095	—	310,628	—	25,315,635
Debenhams Plc	61,009,910	9,167,356	—	70,177,266	1,986,434	(23,859,630)	—	20,558,131
Desarrolladora Homex SAB de CV	48,856,674	230,645,309	—	279,501,983	—	(7,768,419)	34,183	5,596,189
Dorel Industries, Inc.	1,597,184	68,257	(112,578)	1,552,863	965,491	(1,017,401)	(931,696)	35,134,829
Funai Electric Co. Ltd.	1,940,800	—	—	1,940,800	—	(1,226,086)	—	13,948,731

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At March 31, 2018	Dividend Income	Unrealized Appreciation/ Depreciation	Realized Gain/Loss	Value At March 31, 2018
LSL Property Services Plc	6,965,771	—	(1,447,818)	5,517,953	$590,296	$4,417,003	$(3,694,791)	$17,382,512
Mills Estruturas e Servicos de Engenharia SA	9,498,900	—	—	9,498,900	—	(4,450,308)	—	9,465,956
Samchully Co. Ltd.(1)	208,685	—	(57,395)	151,290	442,744	4,928,881	(1,119,105)	15,967,844
Urbi Desarrollos Urbanos SA de CV	12,867,533	—	—	12,867,533	—	(536,308)	—	4,728,004

					$5,015,746	$(33,499,392)	$(6,695,504)	$198,210,305

(1)	Issuer was not an affiliate as of March 31, 2018.

NOTE 9 – OWNERSHIP BY AFFILIATED PARTIES

As of March 31, 2018, the Advisor, Trustees or affiliates of the Advisor beneficially owned more than 5% of shares of the Funds as follows:

	Global Fund	Global Income Fund	Global Income Fund	Global Opportunities Fund	Small Cap Value Fund
	Class I	Class C	Class I	Class I	Class A
Shares	1,122,148	11	70,424	1,190,251	10
% of Total Outstanding Shares	44.45%	100.00%	70.79%	44.59%	50.01%

	Small Cap Value Fund	Core Plus Fund	Core Plus Fund
	Class I	Class I	Class R6
Shares	514,883	2,933,126	11
% of Total Outstanding Shares	97.68%	27.27%	100.00%

NOTE 10 – TRANSFERS IN-KIND

Effective November 30, 2016, a shareholder of the International Fund redeemed assets through an in-kind redemption. In this transaction, the Fund transferred securities with a value of $231,178,479 to the redeeming shareholder which is shown on the Statement of Changes in Net Assets. The Fund recognized a net realized gain in the amount of $9,829,109, which is reflected on the Statement of Changes in Net Assets.

On February 28, 2017, a shareholder transferred assets through an in-kind purchase into the Emerging Markets Fund. In this transaction, the Fund received securities with the value of $27,215,850 from the shareholder, which is shown on the Statement of Changes in Net Assets.

On January 2, 2018 and March 15, 2018, the advisor transferred assets through in-kind purchases into the Small Cap Value Fund with the value of $4,432,969 and

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

$3,699,813, respectively, which is shown on the Statement of Changes in Net Assets. Of the $4,432,969 received on January 2, 2018, $4,351,323 were considered long-term purchases based on the original acquisition date of the securities. All of the $3,699,813 received on March 15, 2018, were considered long-term purchases.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited)

BOARD CONSIDERATION AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT — EXISTING FUNDS

In November 2017, the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (the “Advisor”) for an additional one-year term with respect to the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Global Equity Income Fund, the Brandes Global Opportunities Value Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund and the Brandes Core Plus Fixed Income Fund. Each of these is referred to below as a “Fund” and they are collectively referred to below as the “Funds.”

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided by the Advisor to the Funds, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement with respect to the Funds, the Board requested and reviewed supplementary information that included materials regarding the Funds’ investment results, advisory fees and expense comparisons for peer groups and categories of similar funds identified by Morningstar Associates (“Morningstar”); financial and profitability information regarding the Advisor; descriptions of various functions performed by the Advisor such as compliance monitoring and portfolio trading practices; and information about the personnel providing investment management and administrative services to the Funds.

In connection with its reviews, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with respect to each Fund with representatives of the Advisor at two Board meetings and in private sessions with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement with respect to each Fund, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor, and each Trustee did not necessarily attribute the same weight to each factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Funds, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

procedures, its business continuity and cyber-security programs, the day-to-day administrative services provided by the Advisor to the Funds, and the investment results of the Funds.

With respect to each Fund’s investment results, the Trustees reviewed detailed information regarding a peer group of similarly managed funds selected by Morningstar Associates, all of the funds in the larger Morningstar category of funds managed with the same general style, and the Fund’s benchmark indices. The Trustees also discussed with representatives of Morningstar the principles used in determining the Funds’ peer groups and categories, and differences in those groups from those presented by Morningstar in connection with the Trustees’ 2016 review of the Agreement. In addition, they reviewed the results of certain Funds considered by the Advisor to be the most direct competitors to the Funds in the Funds’ marketing channels.

The independent Trustees noted that for most of the one-year, three-year, five-year and ten-year periods ended September 30, 2017, the investment results of the I Class shares of all of the Funds were in the first or second quartiles of their respective peer groups, and for the periods since inception such results were close to or above those of their respective benchmark indices, except as follows:

•	The Global Equity Fund’s investment results were in the third quartile of the funds in its Morningstar World Stock Fund peer group for the three-year period and below its benchmark index (the MSCI World Index) for the since-inception period.

•	The Emerging Markets Value Fund’s investment results were in the third quartile of the funds in its Morningstar Diversified Emerging Markets Fund peer group for the one-year period and the fourth quartile of such funds for the three-year period.

•	The International Small Cap Equity Fund’s investment results were in the third or fourth quartile of the funds in its Morningstar Foreign Small/Mid Value Fund peer group for the one-, three- and five-year periods. The independent Trustees noted the impact of the Fund’s investment results of its significant cash position, which related to the Advisor’s assessment of available investment opportunities meeting its value investment criteria.

•	The Core Plus Fixed Income Fund’s investment results were in the fourth quartile of its Morningstar Intermediate Investment Grade Bond Fund peer group for the one-year period and the third quartile for the three-year period.

In evaluating the Funds’ performance, the independent Trustees generally considered long-term results to be more important than short-term results, noting the Advisor’s continued commitment to the Graham and Dodd value strategy of investment management and its lack of style drift compared to

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

other value managers; considered that it is not unusual for the performance of funds managed with the long-term Graham and Dodd value strategy to fall below the performance of measurement indices for some periods; noted the Advisor’s observations regarding the unfavorable market for value investments in recent years; and further noted that the Funds investment approach is fully described in its prospectus and the Fund’s shareholders likely were willing to accept the long-term outlook associated with the Advisor’s approach.

Based on these discussions and reviews, the Trustees determined that under all the circumstances the investment results of the Funds were satisfactory.

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

With respect to advisory fees and total expenses of the Funds, the independent Trustees noted that:

•	The advisory fees for all of the Funds other than the Global Opportunities Value Fund were below or near the median fees in their respective Morningstar peer groups. They considered the Advisor’s explanation that both exceptions resulted from differences between the strategies of the Funds and many of the other funds in their respective peer groups. They also observed that the total fees and expenses actually paid by all of the Funds, after waivers by the Advisor of expenses above stated expense caps, were below or near the median fees and expenses paid by the funds in their respective Morningstar peer groups. The independent Trustees noted that the Advisor continues to waive any expenses over stated expense caps for the Funds.

•	Although the Advisor’s management fee is higher for the Funds than for its comparable institutional accounts, the Independent Trustees noted information provided by the Advisor regarding the additional responsibilities and expenses that the Advisor incurs in sponsoring and operating the Funds.

•	The independent Trustees noted that the Advisor’s fees for the Funds other than the International Fund and the Emerging Markets Fund do not have breakpoints as those Funds’ assets increase. They discussed with the Advisor the circumstances in which breakpoints should be added to the fees for the International Small Cap Equity Fund and, in view of the Advisor’s view that investment capacity constraints might be experienced before potential economies of scale could be realized, agreed to revisit the matter in one year. They noted that the Advisor believes that it is premature to discuss economies of scale when it is subsidizing the other Funds’ expenses, but had agreed to review the nature and extent of any economies of scale that it may realize as the Funds’ assets increase in the future and how such economies would be shared with the Funds’ shareholders.

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

In addition, the independent Trustees reviewed an analysis of the profitability to the Advisor of its relationship with the Funds and information regarding the Advisor’s financial capability to continue to provide services to the Funds in the future. They also reviewed the methods used by the Advisor to evaluate and compensate its professional investment personnel. Finally, they considered ancillary benefits to the Advisor as a result of its relationships with the Funds. They noted that these were primarily related to the benefit of proprietary and third-party research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Funds and their respective shareholders, that each of the factors discussed above supported renewal of the Agreement with respect to each of the Funds, and that renewal of the Agreement was in the best interests of each Fund and its shareholders.

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT — NEW FUND

In August 2017 the Board of Trustees, including the independent Trustees, approved the addition of the Brandes Small Cap Value Fund (the “New Fund”) to the Agreement for an initial two-year term.

Nature, Extent and Quality of Services

The Trustees reviewed information regarding the proposed investment approach and operations of the New Fund and the personnel proposed to provide investment management services to the New Fund on behalf of the Advisor. They also reviewed general information about the business and operations of the Advisor to update extensive information they had reviewed in November 2016 in connection with their annual renewal of the Agreement with respect to the existing Funds.

The Trustees reviewed the investment results of a private pooled investment fund with similar objectives and policies (the “Private Fund”) that was proposed to be reorganized into the New Fund upon commencement of the New Fund’s operations. They also reviewed information for various periods ended April 30, 2017 regarding the investment results of a peer group of similarly managed mutual funds selected by Morningstar Associates, and the New Fund’s proposed benchmark index (the Russell 2000 Index). They noted that for the one-, three- and five-year periods the investment results of the Private Fund were above the median results of the peer group and above the returns of the index, for the ten-year period the Private Fund’s investment results were below the median, and

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

for the three-year and five-year periods the New Fund’s results exceeded the index results. The Trustees determined that the Advisor would have the capabilities, resources and personnel necessary to manage the New Fund.

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

With respect to the advisory fees and total expenses of the New Fund, the independent Trustees noted that the proposed advisory fee and estimated net expense ratio of the New Fund were below the Morningstar peer group medians, and the proposed advisory fee was lower than the Advisor’s fee for institutional accounts following the same strategy. They also noted that in its initial period of operation the New Fund would not be profitable to the Advisor and any ancillary benefits would be minimal.

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the addition of the New Fund to the Agreement would be fair and reasonable to the New Fund and its shareholders.

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files the Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in

Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

Brandes Investment Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian, Distributor and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers and service providers, subject to the Funds’ investment objectives and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979 or visiting www.brandes.com.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

Jean E. Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1957)	Trustee	Since April 2008	Retired.	10	Bridge Builder Trust

Robert M. Fitzgerald, CPA (inactive) 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1952)	Trustee	Since April 2008	Retired.	10	Hotchkis and Wiley Mutual Funds

Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and Chairman	Since February 2012	Partner with The Paradigm Project and advisor to early-stage companies.	10	None

Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments, from 1997 to 2014	10	None

Brandes Investment Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)

Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1962)	Trustee	Since February 2012	Chief Executive Officer, Brandes Investment Partners & Co.; Managing Director – PMCS of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	10	None

Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and President	Since July 2006	Executive Director of the Advisor.	10	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1970)	Secretary	Since June 2003	Associate General Counsel of the Advisor.	N/A	N/A

Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1971)	Chief Compliance Officer	Since September 2015	Global Head of Compliance, Brandes Investment Partners, L.P.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

Brandes Investment Trust

PRIVACY NOTICE

Brandes Investment Partners, L.P. and the Brandes Investment Trust collect nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquires from governmental authorities.

We restrict access to your personal and account information to those personnel who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

ADVISOR Brandes Investment Partners, L.P. 11988 El Camino Real, Suite 600 San Diego, CA 92130 800.331.2979
DISTRIBUTOR ALPS Distributors, Inc. 1290 Broadway, #1100 Denver, CO 80203 TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP 601 South Figueroa Street Los Angeles, CA 90017 LEGAL COUNSEL Morgan, Lewis & Bockius LLP 300 S. Grand Avenue, 22nd Floor Los Angeles, CA 90071 This report is intended for shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Global Equity Income Fund, the Brandes Global Opportunities Value Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Small Cap Value Fund and the Brandes Core Plus Fixed Income Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change. BRANDES INVESTMENT TRUST

ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 600
San Diego, CA 92130
800.331.2979
DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, #1100
Denver, CO 80203
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
300 S. Grand Avenue, 22nd Floor
Los Angeles, CA 90071
This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.
Brandes Investment Trust

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Brandes Separately Managed Account Reserve Trust

Dear Fellow Investor,

The net asset value of the Brandes Separately Managed Account Reserve Trust declined 0.11% in the six months ending March 31, 2018. For the same period, the Bloomberg Barclays Aggregate Bond Index fell 1.08%.

Portfolio holdings in corporate bonds and asset-back securities were contributors to performance. An underweight to U.S. agency mortgage-backed securities (MBS) was also a positive performance factor, while duration positioning detracted from returns.

Within corporate bonds performance was aided by holdings in Telecommunications (Frontier Communications Corp.), Oil, Gas and Consumable Fuels (Chesapeake Energy Corp. & Range Resources Corp.), and Banks & Thrifts (USB Capital IX & Wells Fargo & Co.).

At the close of the period, the Fund continues to favor short maturity corporate bonds and those that we believe exhibit strong, tangible asset coverage. The Fund is underweight agency MBS. The duration is positioned toward the shorter end of our duration-controlled range. The Fund has a high allocation to U.S. Treasuries that we will look to redeploy thoughtfully and efficiently — if and when market uncertainty and volatility cause credit fundamentals to become mispriced from our estimates of intrinsic value.

In the 40-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the fund.

Sincerely Yours,

The Brandes Fixed Income Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial

2

Brandes Separately Managed Account Reserve Trust

fluctuations or a steady devaluation relative to the U.S. dollar. It is not possible to invest directly in an index.

As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Asset coverage:  Assets available to cover debt obligations after all other liabilities have been satisfied.

Duration:  The weighted maturity of a fixed-income investment’s cash flows, used in the estimation of the price sensitivity of fixed-income securities for a given change in interest rates.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This index is a total return index which reflects the price changes and interest of each bond in the index.

The Brandes Separately Managed Account Reserve Trust is distributed by ALPS Distributors, Inc.

3

Brandes Separately Managed Account Reserve Trust

The following chart compares the value of a hypothetical $10,000 investment in the Separately Managed Account Reserve Trust from March 31, 2008 to March 31, 2018 with the value of such an investment in the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Intermediate Credit Bond Index for the same period.

Value of $10,000 Investment vs Bloomberg Barclays U.S. Aggregate Bond Index & Bloomberg Barclays U.S. Intermediate Credit Bond Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2017
	One Year	Five Years	Ten Years	Since Inception (10/3/05)
Separately Managed Account
Reserve Trust	2.80%	4.02%	6.48%	5.50%
Bloomberg Barclays U.S. Aggregate Bond Index	1.20%	1.82%	3.63%	4.05%
Bloomberg Barclays U.S. Intermediate Credit Bond Index	1.10%	2.05%	4.27%	4.38%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

4

Brandes Separately Managed Account Reserve Trust

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Asset Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

5

Brandes Separately Managed Account Reserve Trust

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018 (the “Period”).

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Separately Managed Account Reserve Trust**	$1,000.00	$998.90	0.00%	$0.00

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

Brandes Separately Managed Account Reserve Trust

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Separately Managed Account Reserve Trust**	$1,000.00	$1,024.93	0.00%	$0.00

*	The Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half-year period).

**	No expenses have been charged to the Brandes Separately Managed Account Reserve Trust (“SMART Fund”) over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund. See Note 3 to the Financial Statements.

7

Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.04%
Household Durables – 0.04%
Urbi Desarrollos Urbanos SA de CV(a)	176,124	$64,715

TOTAL COMMON STOCKS (Cost $1,887,388)		$64,715

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 2.44%
Federal Home Loan Mortgage Corporation – 1.37%
Pool G1-8578, 3.000%, 12/1/2030	$2,458,297	$2,455,105

Federal National Mortgage Association – 1.07%
Pool AS6201, 3.500%, 11/1/2045	1,909,484	1,916,248

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,503,905)		$4,371,353

OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14, 3.596%, 10/25/2036(c)	$5,710	$5,438

TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $4,149)		$5,438

US GOVERNMENTS – 23.09%
Sovereign – 23.09%
United States Treasury Bond 4.750%, 2/15/2037	$17,035,000	$21,804,800
United States Treasury Note
2.375%, 8/15/2024	3,750,000	3,686,572
2.250%, 2/15/2027	16,505,000	15,863,497

TOTAL US GOVERNMENTS (Cost $42,537,741)		$41,354,869

ASSET BACKED SECURITIES – 4.16%
Student Loan – 4.16%
SLM Private Credit Student Loan Trust 2004-B Series 2004-B, 2.555% (3M LIBOR + 0.430%), 9/15/2033(d)	$1,500,000	$1,441,338
SLM Private Credit Student Loan Trust 2005-A Series 2005-A, 2.435% (3M LIBOR + 0.310%), 12/15/2038(d)	1,865,000	1,759,796
SLM Private Credit Student Loan Trust 2006-A Series 2006-A, 2.415% (3M LIBOR + 0.290%), 6/15/2039(d)	4,318,630	4,245,618

TOTAL ASSET BACKED SECURITIES (Cost $6,964,089)		$7,446,752

The accompanying notes are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
CORPORATE BONDS – 69.15%
Automobiles – 1.91%
General Motors Financial Co, Inc. 2.650%, 4/13/2020	$3,460,000	$3,416,603

Banks & Thrifts – 15.32%
Bank of America Corp. 6.875%, 11/15/2018	5,270,000	5,407,380
Citibank NA 2.100%, 6/12/2020	5,592,000	5,483,990
Goldman Sachs Group, Inc. 7.500%, 2/15/2019	3,700,000	3,848,866
JPMorgan Chase & Co. 7.900%, Perpetual	6,305,000	6,337,155
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(d)	3,250,000	2,934,913
Wells Fargo & Co. 5.895% (3M LIBOR + 3.770%), Perpetual(d)	3,380,000	3,428,469

		27,440,773

Commercial Services & Supplies – 3.04%
ADT Corp. 3.500%, 7/15/2022	5,865,000	5,447,119

Consumer Products – 2.21%
Avon Products, Inc. 6.500%, 3/1/2019	3,905,000	3,963,575

Electric Utilities – 1.87%
Israel Electric Corp. Ltd. 7.250%, 1/15/2019(b)	3,275,000	3,337,618

Food, Beverage & Tobacco – 3.14%
Mead Johnson Nutrition Co. 4.900%, 11/1/2019	2,850,000	2,936,123
Pilgrim’s Pride Corp.
5.750%, 3/15/2025(b)	2,665,000	2,588,008
5.875%, 9/30/2027(b)	105,000	98,942

		5,623,073

Health Care Providers & Services – 3.05%
Tenet Healthcare Corp. 6.000%, 10/1/2020	5,290,000	5,468,538

Homebuilders – 1.87%
PulteGroup, Inc. 5.500%, 3/1/2026	1,615,000	1,664,257
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,688,625

		3,352,882

The accompanying notes are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
Insurance – 3.76%
American International Group, Inc. 6.400%, 12/15/2020	$2,785,000	$3,002,932
CNA Financial Corp. 5.875%, 8/15/2020	1,250,000	1,326,736
Voya Financial, Inc. 5.500%, 7/15/2022	2,220,000	2,398,826

		6,728,494

Metals & Mining – 2.81%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp. 12.000%, 11/1/2021	3,570,000	3,712,800
6.375%, 3/15/2024	1,665,000	1,315,350

		5,028,150

Oil, Gas & Consumable Fuels – 17.79%
BP Capital Markets Plc
2.241%, 9/26/2018	3,235,000	3,232,145
3.506%, 3/17/2025	3,375,000	3,369,199
Chesapeake Energy Corp. 6.125%, 2/15/2021	7,860,000	7,899,300
Chevron Corp. 2.100%, 5/16/2021	3,460,000	3,382,077
Ithaca Energy, Inc. 8.125%, 7/1/2019(b)	2,975,000	2,967,563
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,921,000	1,934,299
Occidental Petroleum Corp. 3.500%, 6/15/2025	1,705,000	1,708,277
Range Resources Corp. 5.000%, 3/15/2023	6,195,000	5,939,766
Valero Energy Corp. 9.375%, 3/15/2019	1,340,000	1,420,742

		31,853,368

Retail – 1.67%
JC Penney Corp, Inc. 5.875%, 7/1/2023(b)	3,120,000	2,987,400

Technology – 1.90%
Microsoft Corp. 2.400%, 2/6/2022	3,460,000	3,401,610

Telecommunications – 8.81%
AT&T, Inc. 3.000%, 6/30/2022	5,235,000	5,140,988
Frontier Communications Corp. 6.250%, 9/15/2021	4,720,000	4,124,100

The accompanying notes are an integral part of this Schedule of Investments.

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SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Principal Amount	Value
Sprint Communications, Inc. 9.000%, 11/15/2018(b)	$4,060,000	$4,186,875
Telecom Italia Capital SA 6.999%, 6/4/2018	840,000	845,250
Telefonica Emisiones SAU 5.462%, 2/16/2021	1,390,000	1,477,710

		15,774,923

TOTAL CORPORATE BONDS (Cost $120,694,618)		$123,824,126

REPURCHASE AGREEMENTS – 0.97%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/18), due 04/02/18, 0.28% [Collateralized by $1,680,000 US Treasury Inflation-Protected Security, 0.125%, 04/15/20, (Market Value $1,771,101)] (proceeds $1,735,417)	$1,735,363	$1,735,363

TOTAL REPURCHASE AGREEMENTS (Cost $1,735,363)		$1,735,363

Total Investments (Cost $178,327,253) – 99.85%		$178,802,616
Other Assets in Excess of Liabilities – 0.15%		277,240

TOTAL NET ASSETS – 100.00%		$179,079,856

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,166,406, which represented 9.03% of the net assets of the Fund.
(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread.

Certain industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

STATEMENT OF ASSETS AND LIABILITIES — March 31, 2018 (Unaudited)

ASSETS
Investments in securities, at cost	$178,327,253

Investment in securities, at value	$178,802,616
Cash	3,102
Receivables:
Securities sold	1,970,411
Fund shares sold	146,043
Interest	1,816,004

Total Assets	182,738,176

LIABILITIES
Payables:
Securities purchased	2,606,316
Fund shares redeemed	982,624
Dividends payable	69,380

Total Liabilities	3,658,320

NET ASSETS	$179,079,856

COMPONENTS OF NET ASSETS
Paid-in capital	$193,706,083
Undistributed net investment income	940
Accumulated net realized loss on investments	(15,102,530)
Net unrealized appreciation on investments	475,363

Total Net Assets	$179,079,856

Net asset value, offering price and redemption proceeds per share
Net Assets	$179,079,856
Shares outstanding (unlimited shares authorized without par value)	20,478,703
Offering and redemption price	$8.74

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Separately Managed Account Reserve Trust

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME
Income
Interest income	$3,834,500

Total Income	3,834,500

Expenses (Note 3)
Total expenses	—

Total net expenses	—

Net investment income	3,834,500

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investments	961,695
Net change in unrealized depreciation on investments	(4,896,183)

Net realized and unrealized loss on investments	(3,934,488)

Net decrease in net assets resulting from operations	$(99,988)

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Separately Managed Account Reserve Trust

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,834,500	$7,332,952
Net realized gain on investments	961,695	499,496
Net change in unrealized depreciation on investments	(4,896,183)	(1,974,783)

Net increase (decrease) in net assets resulting from operations	(99,988)	5,857,665

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,833,560)	(7,366,983)

Decrease in net assets from distributions	(3,833,560)	(7,366,983)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,230,198	38,320,928
Net asset value of shares issued on reinvestment of distributions	3,666,772	7,184,193
Cost of shares redeemed	(17,556,867)	(31,175,046)

Net increase in net assets from capital share transactions	6,340,103	14,330,075

Total increase in net assets	2,406,555	12,820,757

NET ASSETS
Beginning of the Year	176,673,301	163,852,544

End of the Year	179,079,856	176,673,301

Undistributed net investment income	$940	$—

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Separately Managed Account Reserve Trust

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018		Year Ended September 30,
			2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$8.94		$9.02	$8.69	$9.03	$8.89	$9.01

Total from investment operations:
Net investment income(2)	0.19		0.39	0.44	0.43	0.46	0.51
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.08)	0.33	(0.34)	0.16	(0.12)

Total from investment operations	(0.01)		0.31	0.77	0.09	0.62	0.39

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.44)	(0.43)	(0.48)	(0.51)

Total dividends and distributions	(0.19)		(0.39)	(0.44)	(0.43)	(0.48)	(0.51)

Net asset value, end of period	$8.74		$8.94	$9.02	$8.69	$9.03	$8.89

Total return	(0.11	)%(3)	3.57%	9.24%	0.93%	7.13%	4.42%
Net assets, end of period (millions)	$179.1		$176.7	$163.9	$159.8	$138.3	$126.3
Ratio of expenses to average net assets(1)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(1)	4.33	%(4)	4.39%	5.12%	4.77%	5.12%	5.61%
Portfolio turnover rate	24.14	%(3)	39.74%	53.60%	32.78%	21.61%	28.88%

(1)	Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

15

Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION

The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles (“GAAP”) generally accepted in the United States of America.

A.	Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest (which is recorded in the Schedule of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. If the term of any repurchase transaction exceeds one business day, the value of the Fund’s collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing the Fund to enter into a repurchase agreement with any other party, the investment advisor will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2018, the Fund’s ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

B.

Foreign Currency Translation and Transactions.  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency

16

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NOTES TO FINANCIAL STATEMENTS (continued)

transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

C.	Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market values of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The Fund did not have any open commitments on delayed delivery securities as of March 31, 2018.

D.	Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified costs. Distributions from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. The Fund amortizes premiums and accretes discounts using the constant yield method.

E.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses and disclosure of contingent assets and liabilities and revenue and expenses at the date of the financial statements. Actual results could differ from those estimates.

F.

Indemnification Obligations.  Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in

17

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NOTES TO FINANCIAL STATEMENTS (continued)

connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.	Accounting for Uncertainty in Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust has adopted financial reporting rules that require the Trust to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2014 through 2017). As of March 31, 2018, the Trust has no examinations in progress.

Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-end September 30, 2017. The Trust identifies its major tax jurisdictions as the U.S. Government and the State of California. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability,

18

Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 — Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

I.	Security Valuation. Bonds and other fixed-income securities (other than repurchase agreements and demand notes) are valued using the bid price on the day of the valuation provided by an independent pricing service.

Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there has been no sales on the valuation date are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

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NOTES TO FINANCIAL STATEMENTS (continued)

The Trust has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS (continued)

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of March 31, 2018.

Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily

21

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NOTES TO FINANCIAL STATEMENTS (continued)

available, such securities are fair valued in accordance with the fair value procedures of the Trust.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s assets carried at value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Separately Managed Account Reserve Trust
Common Stocks	$64,715	$—	$—	$64,715
Asset Backed Securities	—	7,446,752	—	7,446,752
Corporate Bonds	—	123,824,126	—	123,824,126
Government Securities	—	41,354,869	—	41,354,869
Mortgage Backed Securities	—	4,376,791	—	4,376,791
Repurchase Agreements	—	1,735,363	—	1,735,363

Total Investments in Securities	$64,715	$178,737,901	$—	$178,802,616

There were no transfers into or out of Levels 1 and 2 for the Fund during the reporting period.

There were no Level 3 securities in the Fund at the beginning or the end of the six months ended March 31, 2018.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A.

Advisor Fee.  Brandes Investment Partners, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the Fund. The financial statements of the Fund reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisors unaffiliated with the Fund and the Advisor. Typically, participants in these programs pay a “wrap-fee” to their investment advisors. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the

22

Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

sponsors of wrap-fee programs for which the Fund is an investment option. Certain officers and Trustees of the Trust are also officers of the Advisor.

B.	Administration Fee. U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses; and prepares several Fund reports. The Advisor compensates the Administrator on behalf of the Fund for the services the Administrator performs for the Fund.

C.	Distribution Fees. ALPS Distributors, Inc. (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. All of the Fund’s distribution fees are paid by the Advisor.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the six months ended March 31, 2018:

U.S. Government		Other
Purchases	Sales	Purchases	Sales
$16,197,916	$29,400,801	$34,263,953	$12,275,073

NOTE 5 – CAPITAL STOCK TRANSACTIONS

The Fund’s capital stock activity in shares and dollars during the six months ended March 31, 2018 and year ended September 30, 2017, was as follows (shares and dollar amounts in thousands):

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Shares Sold	2,292	$20,230	4,304	$38,321
Issued on Reinvestment of Distributions	415	3,667	806	7,184
Shares Redeemed	(1,991)	(17,557)	(3,505)	(31,175)

Net Increase Resulting from Fund Share Transactions	716	$6,340	1,605	$14,330

NOTE 6 – FEDERAL INCOME TAX MATTERS

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended September 30, 2017, the Fund made the

23

Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

following permanent book-to-tax reclassifications primarily related to the treatment of paydowns and the difference between book and tax accretion methods for market premium:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$28,260	$12,269,815	$(12,298,075)

As of September 30, 2017, the Fund’s components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$172,236,037

Gross tax unrealized appreciation	8,580,312
Gross tax unrealized depreciation	(3,208,766)

Net unrealized appreciation on investments	5,371,546

Distributable ordinary income	—
Distributable long-term capital gains	—

Total distributable earnings	—

Other accumulated losses	(16,064,225)

Total accumulated losses	$(10,692,679)

The differences between book and tax basis distributable earnings are primarily related to the differences in classification of paydown gains and losses for tax purposes compared to book purposes. The difference between book and tax basis unrealized depreciation on investments is due primarily to timing differences resulting from wash sale transactions. These differences are temporary.

As of September 30, 2017, the Fund had capital losses expiring on September 30, 2018 and 2019 in the amounts of $6,084,748 and $6,501,831, respectively. As of September 30, 2017, the Fund had a capital loss with an indefinite expiration in the amount of $3,477,646. At September 30, 2017, the Fund utilized $613,692 of capital loss carryforwards. At September 30, 2017, the Fund had $12,139,741 of capital loss carryforwards expire.

The tax compositions of dividends for the years ended September 30, 2017 and September 30, 2016 for the Fund were as follows:

Ordinary Income		Long Term Capital Gains		Return of Capital
2017	2016	2017	2016	2017	2016
$7,208,649	$8,044,823	$—	$—	$158,334	$—

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

24

Brandes Separately Managed Account Reserve Trust

ADDITIONAL INFORMATION — (Unaudited)

BOARD CONSIDERATION AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In November 2017 the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (the “Advisor”) with respect to the SMART Fund (the “Fund”) for an additional one-year term.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the Fund by the Advisor, including reports on the Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement with respect to the Fund, the Board requested and reviewed supplementary information that included materials regarding the Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding the Advisor, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

In connection with its reviews, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with respect to the Fund with representatives of the Advisor at two Board meetings and in private sessions with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement with respect to the Fund, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor, and each Trustee did not necessarily attribute the same weight to each factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance procedures, its business continuity and cyber-security programs, the day-to-day administrative services provided by the Advisor to the Fund and the investment results of the Fund.

The Trustees noted that the Fund’s investment results gross of fees (which are paid by the Advisor) were in the first quartile of the results of a peer group of funds

25

Brandes Separately Managed Account Reserve Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

identified by Morningstar Associates (“Morningstar”) for the one-year, three-year five-year and ten-year periods ended September 30, 2017; were in the same quartiles of the larger group of funds in its Morningstar Intermediate-Term Bond Fund category for each of those periods; and were above its benchmark indices (the Barclays Capital U.S. Aggregate Index and Barclays Capital U.S. Intermediate Credit Index) for all such periods. They concluded that the Fund’s performance was satisfactory.

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

The Trustees noted that the Fund does not incur any advisory fees or other expenses, all of which are paid by the Advisor, and as a result the Advisor’s relationship with the Fund alone is not profitable. The Board also considered ancillary benefits to the Advisor as a result of its relationship with the Fund. They noted that these were primarily related to the Advisor’s receipt of wrap account fees from Fund shareholders through various broker-dealer sponsors that are not affiliated with either the Fund or the Advisor, and the benefit of proprietary and third-party research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that each of the factors discussed above supported renewal of the Agreement with respect to the Fund, and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files the Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities

26

Brandes Separately Managed Account Reserve Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

27

Brandes Separately Managed Account Reserve Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian, Distributor and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers and service providers, subject to the Fund investment objectives and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979 or visiting www.brandes.com.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

Jean E. Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1957)	Trustee	Since April 2008	Retired.	10	Bridge Builder Trust

Robert M. Fitzgerald, CPA (inactive) 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1952)	Trustee	Since April 2008	Retired.	10	Hotchkis and Wiley Mutual Funds

Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and Chairman	Since February 2012	Partner with The Paradigm Project and advisor to early-stage companies.	10	None

Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments , from 1997 to 2014	10	None

28

Brandes Separately Managed Account Reserve Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)

Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1962)	Trustee	Since February 2012	Chief Executive Officer, Brandes Investment Partners & Co.; Managing Director – PMCS of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	10	None

Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and President	Since July 2006	Executive Director of the Advisor.	10	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1970)	Secretary	Since June 2003	Associate General Counsel of the Advisor.	N/A	N/A

Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1971)	Chief Compliance Officer	Since September 2015	Global Head of Compliance, Brandes Investment Partners, L.P.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

29

Brandes Separately Managed Account Reserve Trust

PRIVACY NOTICE

Brandes Investment Partners, L.P. and the Brandes Investment Trust collect nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquires from governmental authorities.

We restrict access to your personal and account information to those personnel who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

SEMI-ANNUAL
REPORT
SEPARATELY MANAGED ACCOUNT RESERVE TRUST
For the six months ended March 31, 2018
Brandes Investment Trust

SEMI-ANNUAL
REPORT
VALUE NEXTSHARES
For the period ended March 31, 2018

1

Brandes Value NextShares

The following chart compares the value of a hypothetical $10,000 investment in the Brandes Value NextShares Fund from its inception (February 15, 2018) to March 31, 2018 with the value of such an investment in the Russell 1000 Value and S&P 500 for the same period.

Value of $10,000 Investment vs Russell 1000 Value & S&P 500 (Unaudited)

	Average Annual Total Return(2) Periods Ended March 31, 2018
	One Month	Since Inception(1)
Brandes Value NextShares	-2.75%	-3.48%
Russell 1000 Value	-1.96%	-2.31%
S&P 500	-2.69%	-2.14%

(1)	The inception date is February 15, 2018.

(2)	Returns do not reflect the effect of market-determined premiums or discounts.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

2

Brandes Value NextShares

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2018 (Unaudited)

The sector classifications represented in the graph above and industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

3

Brandes Value NextShares

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from its inception (February 15, 2018) to March 31, 2018 (the “Period”).

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Value NextShares	$1,000.00	$965.20	0.40%	$0.48

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Brandes Value NextShares

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Brandes Value NextShares	$1,000.00	$1,022.94	0.40%	$2.02

*	The Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since the Fund’s inception on February 15, 2018). The hypothetical example assumes that the Fund has been open for 182 days (to reflect the one-half year period).

5

Brandes Value NextShares

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 86.04%
Banks – 15.97%
Bank of America Corp.	1,021	$30,620
BB&T Corp.	415	21,596
Citigroup, Inc.	472	31,860
Fifth Third Bancorp	156	4,953
JPMorgan Chase & Co.	148	16,275
PNC Financial Services Group, Inc.	141	21,325
Wells Fargo & Co.	521	27,306

		153,935

Beverages – 0.87%
PepsiCo, Inc.	77	8,405

Biotechnology – 2.05%
Amgen, Inc.	57	9,717
Gilead Sciences, Inc.	133	10,027

		19,744

Capital Markets – 4.52%
Bank of New York Mellon Corp.	464	23,910
State Street Corp.	197	19,647

		43,557

Communications Equipment – 0.47%
Cisco Systems, Inc.	106	4,546

Diversified Financial Services – 1.59%
Leucadia National Corp.	675	15,343

Electrical Equipment – 2.19%
Emerson Electric Co.	309	21,105

Electronic Equipment, Instruments & Components – 3.77%
Avnet, Inc.	485	20,254
Fabrinet(a)	512	16,066

		36,320

Food & Staples Retailing – 0.95%
CVS Health Corp.	148	9,207

Food Products – 1.09%
Cal-Maine Foods, Inc.(a)	241	10,532

Health Care Providers & Services – 12.08%
Cardinal Health, Inc.	245	15,357
Express Scripts Holding Co.(a)	355	24,523
HCA Healthcare, Inc.	268	25,996
Laboratory Corp of America Holdings(a)	128	20,704
McKesson Corp.	212	29,864

		116,444

The accompanying notes are an integral part of these Schedules of Investments.

6

Brandes Value NextShares

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Shares	Value
Household Durables – 2.99%
M.D.C. Holdings, Inc.	513	$14,323
Taylor Morrison Home Corp. – Class A(a)	624	14,527

		28,850

Household Products – 0.99%
Procter & Gamble Co.	120	9,514

Insurance – 4.50%
American International Group, Inc.	332	18,068
Loews Corp.	197	9,797
Old Republic International Corp.	723	15,508

		43,373

Internet Software & Services – 2.25%
Alphabet, Inc. – Class C(a)	21	21,668

IT Services – 3.80%
Amdocs Ltd.	225	15,012
Cognizant Technology Solutions Corp.	268	21,574

		36,586

Machinery – 2.02%
Briggs & Stratton Corp.	909	19,462

Media – 5.73%
Comcast Corp. – Class A	380	12,985
Omnicom Group, Inc.	344	24,999
Twenty-First Century Fox, Inc. – Class A	205	7,521
Twenty-First Century Fox, Inc. – Class B	268	9,747

		55,252

Oil, Gas & Consumable Fuels – 3.44%
Apache Corp.	240	9,235
Chevron Corp.	77	8,781
World Fuel Services Corp.	615	15,098

		33,114

Pharmaceuticals – 6.75%
Johnson & Johnson	99	12,687
Merck & Co., Inc.	416	22,659
Pfizer, Inc.	836	29,670

		65,016

Real Estate Management & Development – 0.89%
St. Joe Co.(a)	457	8,614

Road & Rail – 1.58%
AMERCO	44	15,184

The accompanying notes are an integral part of these Schedules of Investments.

7

Brandes Value NextShares

SCHEDULE OF INVESTMENTS — March 31, 2018 (Unaudited) (continued)

	Shares	Value
Software – 3.82%
Microsoft Corp.	221	$20,170
Oracle Corp.	365	16,699

		36,869

Specialty Retail – 1.73%
Advance Auto Parts, Inc.	100	11,855
Rent-A-Center, Inc.	556	4,798

		16,653

TOTAL COMMON STOCKS (Cost $864,368)		$829,293

PREFERRED STOCKS – 1.71%
Banks – 1.71%
U.S. Bancorp, 3.500% (3M LIBOR + 0.600%, minimum of 3.500%)(b)	711	$16,488

TOTAL PREFERRED STOCKS (Cost $15,632)		$16,488

MONEY MARKET FUNDS – 8.02%
First American Government Obligations Fund – Class X 1.534%, 12/01/2031(c)	73,375	$73,375
First American Treasury Obligations Fund – Class X 1.554%, 01/01/2040(c)	3,883	3,883

TOTAL MONEY MARKET FUNDS (Cost $77,258)		$77,258

Total Investments (Cost $957,258) – 95.77%		$923,039
Other Assets in Excess of Liabilities – 4.23%		40,760

TOTAL NET ASSETS – 100.00%		$963,799

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security. This coupon is based on a reference index and spread.
(c)	The rate shown is the annualized seven day yield as of March 31, 2018.

The accompanying notes are an integral part of these Schedules of Investments.

8

Brandes Value NextShares

SCHEDULE OF INVESTMENTS BY COUNTRY — March 31, 2018 (Unaudited)

COMMON STOCKS
United Kingdom	1.56%
United States	84.48%

TOTAL COMMON STOCKS	86.04%

PREFERRED STOCKS
United States	1.71%

TOTAL PREFERRED STOCKS	1.71%

MONEY MARKET FUNDS	8.02%

TOTAL INVESTMENTS	95.77%
Other Assets in Excess of Liabilities	4.23%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

9

Brandes Value NextShares

STATEMENT OF ASSETS AND LIABILITIES — March 31, 2018 (Unaudited)

ASSETS
Investments in securities, at cost	$957,258

Investment in securities, at value	$923,039
Cash	277
Receivables:
Dividends and interest	1,255
Due from Advisor	23,762
Prepaid expenses and other assets	34,130

Total Assets	982,463

LIABILITIES
Payables:
Trustee Fees	88
Due to Custodian	484
Accrued Expenses	18,092

Total Liabilities	18,664

NET ASSETS	$963,799

COMPONENTS OF NET ASSETS
Paid-in capital	$997,185
Undistributed net investment income	390
Accumulated net realized gain on investments	443
Net unrealized depreciation on investments	(34,219)

Total Net Assets	$963,799

Net asset value, offering price and redemption proceeds per share
Net Assets	$963,799
Shares outstanding	100,000
Offering and redemption price	$9.64

The accompanying notes to financial statements are an integral part of this statement.

10

Brandes Value NextShares

STATEMENT OF OPERATIONS — For the Period Ended March 31, 2018 (Unaudited)*

INVESTMENT INCOME
Income
Dividend income	$2,097
Interest income	112

Total Income	2,209

Expenses
Advisory fees (Note 3)	314
Custody fees	484
Administration fees (Note 3)	7,216
Legal fees	11,239
Printing fees	792
Miscellaneous	430
Trustee fees	88
Auditing fees	7,448
Organizational Costs	2,460

Total expenses	30,471
Expenses waived	(30,053)

Total net expenses	418

Net investment income	1,791

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investments	443
Net change in unrealized depreciation on investments	(34,219)

Net realized and unrealized loss on investments	(33,776)

Net decrease in net assets resulting from operations	$(31,985)

*	Commenced operations on February 15, 2018.

The accompanying notes to financial statements are an integral part of this statement.

11

Brandes Value NextShares

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2018*
(Unaudited)
DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,791
Net realized gain on investments	443
Net change in unrealized depreciation on investments	(34,219)

Net decrease in net assets resulting from operations	(31,985)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,401)

Decrease in net assets from distributions	(1,401)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	997,185

Net increase in net assets from capital share transactions	997,185

Total increase in net assets	963,799

NET ASSETS
Beginning of the Year	—

End of the Year	$963,799

Undistributed net investment income	$390

*	Commenced operations on February 15, 2018.

The accompanying notes to financial statements are an integral part of this statement.

12

Brandes Value NextShares

FINANCIAL HIGHLIGHTS

	February 15, 2018(1) through March 31, 2018
Net asset value, beginning of period	$10.00

Total from investment operations:
Net investment income(2)	0.02
Net realized and unrealized loss on investments	(0.37)

Total from investment operations	(0.35)

Less dividends and distributions:
Dividends from net investment income	(0.01)

Total dividends and distributions	(0.01)

Net asset value, end of period	$9.64

Total return(3)	(3.48	)%(4)
Net assets, end of period (millions)	$1.0
Ratio of expenses to average net assets	0.40	%(5)
Ratio of expenses (prior to reimbursements) to average net assets	29.14	%(5)
Ratio of net investment income to average net assets	1.71	%(5)
Ratio of net investment income (prior to reimbursements) to average net assets	(27.03	)%(5)
Portfolio turnover rate	1.77	%(4)

(1)	Commenced operations.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	The total return figure is the since inception return for the Fund. Returns do not reflect the effect of market-determined premiums or discounts.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

13

Brandes Value NextShares

NOTES TO FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION

Brandes Value NextShares (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is an exchange-traded product actively managed pursuant to an order issued by the Securities and Exchange Commission granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Trading prices of shares of the Fund are directly linked to the Fund’s next-computed net asset values per share (“NAVs”) and vary from the NAV by a market-determined trading premium or discount, which may be zero. The Fund began operations on February 15, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles (“GAAP”) generally accepted in the United States of America.

A.	Short-Term Investments. The Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high. Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. As a result of taking such temporary defensive positions, the Fund may not achieve its investment objectives.

B.	Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after

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NOTES TO FINANCIAL STATEMENTS — (continued)

translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

C.	Delayed Delivery Securities. The Fund may purchase securities on a when- issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market values of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The Fund did not have any open commitments on delayed delivery securities as of March 31, 2018.

D.	Investment Transactions, Dividends and Distributions. Investment transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Fund amortizes premiums and accrete discounts using the constant yield method.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

F.

Securities Lending.  The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the

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NOTES TO FINANCIAL STATEMENTS — (continued)

Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.

To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2018, the Fund did not have any securities on loan. Non-cash collateral received by the Fund may not be sold or repledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

G.	Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

H.	Accounting for Uncertainty in Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust has adopted financial reporting rules that require the Trust to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. The Fund was not in existence during the applicable tax years (2014 through 2017). As of March 31, 2018, the Trust has no examinations in progress.

Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-end September 30, 2017. The Trust identifies its major tax jurisdictions as the

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NOTES TO FINANCIAL STATEMENTS — (continued)

U.S. Government and the State of California. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

I.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 — Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

J.

Security Valuation.  Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on

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NOTES TO FINANCIAL STATEMENTS — (continued)

each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of March 31, 2018.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the

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NOTES TO FINANCIAL STATEMENTS — (continued)

exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at

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NOTES TO FINANCIAL STATEMENTS — (continued)

4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s assets carried at value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Value NextShares
Common Stocks
Consumer Discretionary	$100,755	$—	$—	$100,755
Consumer Staples	37,657	—	—	37,657
Energy	33,115	—	—	33,115
Financials	256,207	—	—	256,207
Health Care	201,205	—	—	201,205
Industrials	55,751	—	—	55,751
Information Technology	135,989	—	—	135,989
Real Estate	8,614	—	—	8,614

Total Common Stocks	829,293	—	—	829,293

Preferred Stocks
Financials	16,488	—	—	16,488

Total Preferred Stocks	16,488	—	—	16,488

Money Market Funds	77,258	—	—	77,258

Total Investments in Securities	$923,039	$—	$—	$923,039

Level transfers are recognized at the end of reporting periods; therefore, there were no transfers between Level 1 and Level 2 securities for the period ending March 31, 2018. There were no Level 3 securities as of March 31, 2018.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A.	Advisor Fee. Brandes Investment Partners, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.30% based upon the Fund’s average daily net assets. For the period ended March 31, 2018, the Fund incurred $314 in advisory fees.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Certain officers and trustees of the Trust are also officers of the Advisor.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund’s annual operating expenses, including repayment of previous waivers, to 0.40% of the Fund’s average daily net assets through January 31, 2020 (the “Expense Cap Agreement”).

The Fund may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.

Any reimbursements of fee waivers made by the Advisor to the Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. For the period ended March 31, 2018, the Advisor waived expenses and/or reimbursed the Fund $30,053. Repayment rights expire as follows:

Potential Recovery Expiring March 31, 2021
$30,053

The Advisor did not recoup any fees previously waived or reimbursed for the Fund.

B.	Administration Fee. U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For these services, the Fund pays the administrator monthly, a fee accrued daily and based on the Fund’s average daily net assets. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in performance of its duties. The amounts paid directly to the Administrator by the Fund for administrative services are included in the Administration fees in the Statement of Operations.

C.	Distribution Fee. ALPS Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. All of the Fund’s distribution expenses are paid by the Advisor.

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NOTES TO FINANCIAL STATEMENTS — (continued)

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to the Rule 12b-1 under the Investment Company Act of 1940. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan does not exceed 0.25% of the average daily net assets of the Fund. As of March 31, 2018, the Plan had not been activated for the Fund.

NOTE 4 – PURCHASE AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the period ended March 31, 2018:

U.S. Government		Other
Purchases	Sales	Purchases	Sales
$—	$—	$892,915	$13,358

NOTE 5 – CAPITAL STOCK TRANSACTIONS

The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). Creation Units may be purchased or redeemed only by or through broker-dealers or institutional investors that have entered into agreements with the Fund’s Distributor (“Authorized Participants”). The Fund issues and redeems Creation Units in return for the securities, instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.

NOTE 6 – FEDERAL INCOME TAX MATTERS

Because the Fund’s initial tax year has not been closed, no federal income tax provision is available. A discussion of federal income tax matters will be included in the Fund’s Annual Report dated September 30, 2018.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

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ADDITIONAL INFORMATION — (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT

In November 2017 the Board of Trustees of Brandes Investment Trust (the “Trust”), including the independent Trustees, approved the addition of the Brandes Value NextShares Fund (the “Fund”) to the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (the “Advisor”) for an initial two-year term.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided by the Advisor to the Trust, including reports on the investment results and portfolio composition of each existing series of the Trust (each a “fund”), portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement with respect to the funds, the Board requested and reviewed supplementary information that included materials regarding the funds’ investment results compared to those of peer groups and categories of similar funds identified by Morningstar Associates (“Morningstar”); financial and profitability information regarding the Advisor; the methods used by the Advisor to evaluate and compensate its professional investment personnel; descriptions of various functions performed by the Advisor on behalf of the Trust such as compliance monitoring and portfolio trading practices; and information about the personnel providing investment management and administrative services to the Trust.

The Trustees also reviewed information regarding the proposed investment approach and operations of the Fund and the personnel proposed to provide investment management services to the Fund on behalf of the Advisor.

In connection with its review of the addition of the Fund to the Agreement, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. In deciding to recommend approval of the Agreement with respect to the Fund, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor, and each Trustee did not necessarily attribute the same weight to each factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Trust, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance procedures, its business continuity and cyber-security programs, the investment results of the Funds, and the day-to-day administrative services provided by the

23

Brandes Value NextShares

ADDITIONAL INFORMATION — (Unaudited) (continued)

Advisor to the Trust. They also noted the Advisor’s commitment to the Graham and Dodd value strategy of investment management and its lack of style drift compared to other value managers. The Trustees determined that the Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

With respect to the advisory fee and total expenses of the Fund, the independent Trustees noted that the proposed advisory fee was the same as the median fee of a peer group of similar funds identified by Morningstar and the estimated net expense ratio of the Fund was below the Morningstar peer group median. They also noted that in its initial period of operation the Fund would not be profitable to the Advisor and any ancillary benefits would be minimal.

Conclusion

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the addition of the Fund to the Agreement would be fair and reasonable to the Fund and its shareholders.

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files the Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

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TRUSTEES AND OFFICERS INFORMATION — (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian, Distributor and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers and service providers, subject to the Fund’s investment objectives and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979 or visiting www.brandes.com.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

Jean E. Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1957)	Trustee	Since April 2008	Retired.	10	Bridge Builder Trust

Robert M. Fitzgerald, CPA (inactive) 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1952)	Trustee	Since April 2008	Retired.	10	Hotchkis and Wiley Mutual Funds

Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and Chairman	Since February 2012	Partner with The Paradigm Project and advisor to early-stage companies.	10	None

Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments , from 1997 to 2014	10	None

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Brandes Value NextShares

TRUSTEES AND OFFICERS INFORMATION — (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)

Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1962)	Trustee	Since February 2012	Chief Executive Officer, Brandes Investment Partners & Co.; Managing Director – PMCS of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	10	None

Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and President	Since July 2006	Executive Director of the Advisor.	10	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1970)	Secretary	Since June 2003	Associate General Counsel of the Advisor.	N/A	N/A

Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1971)	Chief Compliance Officer	Since September 2015	Global Head of Compliance, Brandes Investment Partners, L.P.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

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Brandes Value NextShares

PRIVACY NOTICE

Brandes Investment Partners, L.P. and the Brandes Investment Trust collect nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquires from governmental authorities.

We restrict access to your personal and account information to those personnel who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 600
San Diego, CA 92130
800.331.2979
DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, #1100
Denver, CO 80203
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
300 S. Grand Avenue, 22nd Floor
Los Angeles, CA 90071
This report is intended for shareholders of the Brandes Value NextShares and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the registrant’s Form N-CSR filed January 7, 2005.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brandes Investment Trust

By (Signature and Title)*	/s/ Jeff Busby
Jeff Busby, President and Principal Executive Officer

Date	6/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeff Busby
Jeff Busby, President and Principal Executive Officer

Date	6/5/18

By (Signature and Title)*	/s/ Gary Iwamura
Gary Iwamura, Treasurer and Principal Financial Officer

Date	6/5/18

*	Print the name and title of each signing officer under his or her signature.